Thornburg Limited Term Municipal Fund National Portfolio

All data as of 12.31.99
Fund facts  Thornburg Limited Term Municipal Fund National Portfolio
                                        Thornburg               Thornburg
                                      Limited Term            Limited Term
                                  Municipal Fund Nat'l    Municipal Fund Nat'l
                                        A Shares               C Shares
SEC Yield                                 3.89%                 3.52%
Taxable Equiv. Yields                     6.44%                 5.83%
NAV                                     $13.05                $13.08
Max. Offering Price                     $13.25                $13.08

Total returns (Annual Average - After Subtracting Maximum Sales Charge)
One Year                                 (1.19)%                0.00%
Three Year                                3.00%                 3.11%
Five Year                                 4.54%                 4.41%
Ten Year                                  5.25%                  N/A
Since Inception                           6.42%                 3.85%
Inception Date                          (9.28.84)             (9.1.94)

Taxable equivalent yields assume a 39.6% marginal federal tax rate. Net investment income of the National Portfolio will be subject to applicable state and local taxes. The investment return and principal value of an investment in the fund will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost.

Maximum sales charge of the Fund's Class A Shares is 1.50%.

The data quoted represent past performance and may not be construed as a guarantee of future results.

Dear Shareholder,
We are pleased to present the Semi-Annual Report for the National Portfolio of Thornburg Limited Term Municipal Fund for the six month period ending December 31, 1999. The net asset value of the A shares decreased by 21 cents to $13.05 during the period. If you were with us for the entire period, you received dividends of 29.2 cents per share. If you reinvested your dividends, you received 29.5 cents per share. Investors who owned C shares received dividends of 26.5 cents and 26.7 cents per share, respectively.

As we write this letter to you, the bond market is attempting to predict the probable net effect on interest rates of two powerful forces. The strong U.S. economy continues to gather strength. Our economic strength is now augmented by improving economies in most other large countries of the world. By itself, this economic strength should continue to put upward pressure on interest rates, as it did in 1999.

On the other hand, deficit spending by the governments around the world, a hallmark of the last 30 years, is receding. The U.S. Government, which will pay off $200 billion of treasury bonds this year, leads the way. But it is not alone. Municipal bond issuance totaled only $8 billion in January of this year, down over 50% from last year due to swelling tax receipts in most state and local government entities. We wish to remind you that while day to day interest rate movements do effect the daily market prices of the individual bonds in your Thornburg Limited Term Municipal Fund portfolio (and our reinvestment opportunities), these interest rate movements do not change the ultimate maturity values of your bonds.

A simple example may help. An investor who buys a 5 year bond with a 5% interest rate expects a total return of 25% from the bond...5 years of 5% interest. If interest rates increase by 1.3% (to 6.3%) during the first year the investor owns the bond, the market price of the bond will decline to 95% of the maturity value. The decline in the market price almost exactly offsets the interest income received on the bond during the year, yielding a total return on the bond during the year of approximately 0%. This describes rather well how many bonds in your Limited Term Municipal Fund performed last year. We are not discouraged by increases in market interest rates, as we will explain in the next paragraph.

Either the original bondholder or the next buyer (if the original bondholder sells out) will eventually get a total return of 25% over the remaining 4 year life of the bond. In this example, the components of the 25% return will include
(i) 4 years of 5% interest (4 x 5% = 20%), and (ii) the recovery of the 5% market price decline by the bond's maturity date. In this example, if the total return for the first year of the bond's life is 0%, the average annual return over the remaining 4 years is 6.38%. The final 5 year outcome doesn't change...unless the original bondholder gets rattled by the 0% total return in the first year and sells while the market price is depressed. In fact, we are encouraged by increases in market interest rates, because your Thornburg Limited Term Municipal Fund is a laddered bond portfolio. This portfolio consists of over 500 municipal obligations from 49 states and 3 U.S. territories. Approximately 90% of the bonds are rated A or better by one of the major rating agencies. As you know, we "ladder" the maturity dates of the bonds in your portfolio so that some of the bonds are scheduled to mature at par during each of the coming years. As these bonds mature, we would look forward to the chance to reinvest the proceeds at higher yields, should they become available! The following chart describes the percentages of your fund's portfolio maturing in each of the coming years.

                     % of portfolio                Cumulative %
                     maturing within             maturing by end of
                        1 years = 14%              year 1 = 12%
                   1 to 2 years = 14%              year 2 = 28%
                   2 to 3 years = 14%              year 3 = 42%
                   3 to 4 years = 10%              year 4 = 52%
                   4 to 5 years = 8%               year 5 = 60%
                   5 to 6 years = 9%               year 6 = 69%
                   6 to 7 years = 8%               year 7 = 77%
                   7 to 8 years = 9%               year 8 = 86%
                   8 to 9 years = 9%               year 9 = 95%
                  9 to 10 years = 4%              year 10 = 99%










Today, your fund's weighted average maturity is 4.25 years, and we always keep it below 5 years. Over the last six months, your average portfolio maturity has remained largely unchanged. If bond yields increase in the coming months, we will extent your maturities slightly in order to lock in the higher yields. Over the years, our practice of laddering a diversified portfolio of short and intermediate maturity bonds has allowed your fund to consistently perform well in varying interest rate environments. Your fund has earned Morningstar's 5-star overall rating* for risk-adjusted performance. We would like to attribute this to capable execution of a sensible investment strategy over time. Thank you for investing in Thornburg Limited Term Municipal Fund.

Sincerely,

Brian McMahon     George Strickland
Managing Director Managing Director

ASSETS

Investments at value (cost $852,643,782) ...................   $854,626,034
Cash .......................................................        479,285
Receivable for fund shares sold ............................        570,868
Receivable for investments sold ............................      2,650,000
Interest receivable ........................................     12,856,163
Prepaid expenses and other assets ..........................         57,273
                  Total Assets .............................    871,239,623

LIABILITIES

Payable for investments purchased ..........................     21,417,006
Payable for fund shares redeemed ...........................      2,508,518
Accounts payable investment advisor (Note 3) ...............        423,572
Accounts payable and accrued expenses ......................        542,018
Dividends payable ..........................................      1,124,718
                  Total Liabilities ........................     26,015,832

NET ASSETS .................................................   $845,223,791

NET ASSET VALUE:

Class A Shares:
Net asset value and redemption price per share ($743,507,340 applicable to 56,952,424 shares of beneficial interest
outstanding - Note 4) ......................................   $      13.05

Maximum sales charge, 1.50 % of offering
price (1.52% of net asset value per share) .................           0.20
Maximum Offering Price Per Share ...........................   $      13.25

Class C Shares:
Net asset value and offering price per share ($25,484,783
applicable to 1,948,696 shares of beneficial interest
outstanding - Note 4) ......................................   $      13.08

Class I Shares:
Net asset value, offering and redemption price per share
($76,231,668 applicable to 5,838,656 shares of beneficial
interest outstanding - Note 4) .............................   $      13.06

See notes to financial statements ..........................

INVESTMENT INCOME:
Interest income (net of premium amortized
of $1,825,661) ............................................   $ 23,965,710

EXPENSES:

Investment advisory fees (Note 3) .........................      2,037,200
Administration fees (Note 3)
         Class A Shares ...................................        491,499
         Class C Shares ...................................         16,549
         Class I Shares ...................................         20,010
Distribution and service fees (Note 3)
         Class A Shares ...................................        982,999
         Class C Shares ...................................        131,699
Transfer agent fees .......................................        248,482
Custodian fees ............................................        187,050
Registration and filing fees ..............................         37,019
Professional fees .........................................         31,280
Accounting fees ...........................................         41,450
Director fees .............................................         14,720
Other expenses ............................................         22,639

                  Total Expenses ..........................      4,262,596

Less:
         Expenses reimbursed by investment advisor (Note 3)        (16,978)
         Distribution and service fees waived (Note 3) ....        (48,955)

                  Net Expenses ............................      4,196,663

                  Net Investment Income ...................     19,769,047

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (Note 5)
Net realized gain (loss) on investments sold ..............     (2,327,904)
(Decrease) in unrealized appreciation of investments ......    (11,171,514)

                  Net Realized and Unrealized Gain
                  (Loss) on Investments ...................    (13,499,418)

                  Net Increase in Net Assets
                  Resulting from Operations $ .............      6,269,629

See notes to financial statements.

                  Six Months Ended  Year Ended
                  December 31, 1999 June 30, 1999
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:

Net investment income .......................................   $  19,769,047    $  40,708,071
Net realized gain (loss) on investments sold ................      (2,327,904)         650,165
Increase (decrease) in unrealized appreciation of investments     (11,171,514)     (17,908,654)
Net Increase in Assets Resulting from Operations ............       6,269,629       23,449,582

DIVIDENDS TO SHAREHOLDERS:
From net investment income
         Class A Shares .....................................     (17,331,927)     (35,908,097)
         Class C Shares .....................................        (528,314)      (1,011,841)
         Class I Shares .....................................      (1,908,806)      (3,788,133)

FUND SHARE TRANSACTIONS (Note 4):
         Class A Shares .....................................     (51,829,263)     (14,611,591)
         Class C Shares .....................................      (2,169,311)       5,891,555
         Class I Shares .....................................      (3,883,749)       5,304,081

         Net Increase (Decrease) in Net Assets ..............     (71,381,741)     (20,674,444)

NET ASSETS:
         Beginning of period ................................     916,605,532      937,279,976

         End of period ......................................   $ 845,223,791    $ 916,605,532



See notes to financial statements.

Note 1 - Organization

Thornburg Limited Term Municipal Fund, Inc. (the "Fund") was incorporated in Maryland on February 14, 1984. The Fund was reorganized in 1986 as a series investment company with separate investment portfolios. The current portfolios are as follows: National Portfolio (the "Portfolio") and California Portfolio. The Fund is an open-end diversified management investment company, registered under the Investment Company Act of 1940, as amended. The primary investment objective of the Fund is to obtain as high a level of current income exempt from federal income tax as is consistent with preservation of capital.

The Portfolio currently offers three classes of shares of beneficial interest, Class A, Class C and Institutional Class (Class I) shares. Each class of shares of the Portfolio represents an interest in the same portfolio of investments, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption within one year, and bear both a service fee and a distribution fee, (iii) Class I shares are sold at net asset value without a sales charge at the time of purchase, and (iv) the respective classes have different reinvestment privileges. Additionally, the Portfolio may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of the Portfolio are limited to distribution fees, administrative fees, and certain transfer agent expenses.

Note 2 - Significant Accounting Policies Significant accounting policies of the Fund are as follows:

Valuation of Investments: In determining the net asset value of the Portfolio, the Fund utilizes an independent pricing service approved by the Board of Directors. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices or the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of yields or prices of municipal obligations of comparable quality, type of issue, coupon, maturity and rating; indications as to value from dealers and general market conditions. The valuation procedures used by the pricing service and the portfolio valuations received by the Portfolio are reviewed by the officers of the Fund under the general supervision of the Board of Directors. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates value.

Federal Income Taxes: It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable (if any) and tax exempt income to its shareholders. Therefore, no provision for Federal income tax is required. Dividends paid by the Portfolio for the six months ended December 31, 1999 represent exempt interest dividends which are excludable by shareholders from gross income for Federal income tax purposes.

When-Issued and Delayed Delivery Transactions: The Fund may engage in when-issued or delayed delivery transactions. To the extent the Fund engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with the investment objectives of the Portfolio and not for the purpose of investment leverage or to speculate on interest rate changes. At the time the Fund makes a commitment to purchase a security for the Portfolio, on a when-issued basis, the Portfolio will record the transaction and reflect the value in determining its net asset value. When effecting such transactions, assets of the Portfolio of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Portfolio's records on the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date.
Dividends: Net investment income of the Portfolio is declared daily as a dividend on shares for which the Fund has received payment. Dividends are paid monthly and are reinvested in additional shares of the Portfolio at net asset value per share at the close of business on the dividend payment date, or at the shareholder's option, paid in cash. Net capital gains, to the extent available, will be distributed annually.

General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums and original issue discounts on securities purchased are amortized to call dates or maturity dates of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Note 3 - Investment Advisory Fee and Other Transactions With Affiliates
Pursuant to an investment advisory agreement, Thornburg Investment Management, Inc. (the "Adviser") serves as the investment adviser and performs services for which the fees are payable at the end of each month. For the six months ended December 31, 1999, these fees were payable at annual rates ranging from 1/2 of 1% to 9/40 of 1% of the average daily net assets of the Portfolio. The Fund also has an Administrative Services Agreement with the Adviser, whereby the Adviser will perform certain administrative services for the shareholders of each class of the Portfolio's shares, and for which fees will be payable at an annual rate of up to 1/8 of 1% of the average daily net assets attributable to each class of shares. For the six months ended December 31, 1999, the Adviser voluntarily reimbursed certain operating expenses amounting to $16,978.

The Fund has an underwriting agreement with Thornburg Securities Corporation (the "Distributor"), which acts as the Distributor of Portfolio shares. For the six months ended December 31, 1999, the Distributor earned commissions aggregating $1,312 from the sale of Class A shares, and collected contingent deferred sales charges aggregating $4,289 from redemptions of Class C shares of the Portfolio.

Pursuant to a Service Plan under Rule 12b-1 of the Investment Company Act of 1940, the Fund may reimburse to the Adviser amounts not to exceed .25 of 1% per annum of the average net assets attributable to each class of shares of the Portfolio for payments made by the Adviser to securities dealers and other financial institutions to obtain various shareholder related services. The Adviser may pay out of its own funds additional expenses for distribution of the Portfolio's shares.

The Fund has also adopted a Distribution Plan pursuant to Rule 12b-1, applicable only to the Portfolio's Class C shares under which the Fund compensates the Distributor for services in promoting the sale of Class C shares of the Portfolio at an annual rate of up to .75% of the average daily net assets attributable to Class C shares. Total fees incurred by each class of shares of the Portfolio under their respective service and distribution plans and fees waived by the Distributor for the six months ended December 31, 1999, are set forth in the statement of operations.

Certain officers and directors of the Fund are also officers and/or directors of the Adviser and Distributor. The compensation of unaffiliated directors is borne by the Fund.

Note  4 - Shares of Beneficial Interest

At December 31, 1999 there were an unlimited number of shares of beneficial interest authorized, and capital paid in aggregated $849,340,188. Transactions in shares of beneficial interest were as follows:

                                                      Six Months Ended December 31, 1999         Year Ended June 30, 1999
Class A Shares ..................................            Shares           Amount            Shares          Amount

Shares sold ...........................................      2,868,455    $  37,735,881        7,736,450    $ 104,778,952
Shares issued to shareholders in
         reinvestment of distributions ................        830,700       10,936,513        1,701,338       23,026,141
Shares repurchased ....................................     (7,640,338)    (100,501,657)     (10,518,497)    (142,416,684)

Net Increase (Decrease) ...............................     (3,941,183)   ($ 51,829,263)      (1,080,709)   ($ 14,611,591)

Class C Shares

Shares sold ...........................................        185,726    $   2,453,134          830,439      $11,282,893
Shares issued to shareholders
         in reinvestment of distributions .............         28,855          380,465           59,009          799,953
Shares repurchased ....................................       (378,073)      (5,002,910)        (457,401)      (6,191,291)

Net Increase (Decrease) ...............................       (163,492)   ($  2,169,311)         432,047    $   5,891,555

Class I Shares

Shares sold ...........................................        528,027    $   6,952,463        2,211,674    $  30,012,617
Shares issued to shareholders in
         reinvestment of distributions ................        114,130        1,502,538          220,810        2,988,608
Shares repurchased ....................................       (937,479)     (12,338,750)      (2,044,460)     (27,697,144)

Net Increase (Decrease) ...............................       (295,322)   ($  3,883,749)         388,024    $   5,304,081


Note 5 - Securities Transactions

For the six months ended December 31, 1999, the Portfolio had purchase and sale transactions (excluding short-term securities) of $116,689,015 and $233,636,876 respectively. The cost of investments for Federal income tax purposes is $852,643,782.

At December 31, 1999, net unrealized appreciation of investments was $1,982,252 resulting from $9,167,380 gross unrealized appreciation and $7,185,128 gross unrealized depreciation. Accumulated net realized losses from security transactions included in net assets at December 31, 1999 aggregated $6,098,649.

For Federal income tax purposes, the Portfolio has realized capital loss carryforwards of approximately $3,400,000 from prior fiscal years available to offset future realized capital gains. To the extent that such carryforwards are used, no capital gains distributions will be made. The carryforwards expire in varying amounts through June 30, 2004.

                                       Six Months Ended            Year Ended June 30:
                                         December 31,

                                             1999       1999     1998     1997    1996     1995
CLASS A SHARES:

Net asset value, beginning of period  $     13.26   $  13.50  $  13.44  $ 13.35 $ 13.37  $ 13.27

Income from investment operations:
         Net investment income               0.29       0.59      0.61     0.62    0.63     0.64
         Net realized and unrealized
         gain (loss) on investments         (0.21)     (0.24)     0.06     0.09   (0.02)    0.10

Total from investment operations             0.08       0.35      0.67     0.71    0.61     0.74
         Less dividends from:
         Net investment income              (0.29)     (0.59)    (0.61)   (0.62)  (0.63)   (0.64)

Change in net asset value                   (0.21)     (0.24)     0.06     0.09   (0.02)    0.10

Net asset value, end of period        $     13.05    $ 13.26   $ 13.50  $ 13.44 $ 13.35  $ 13.37

TOTAL RETURN (a)                             0.62%      2.58%     5.05%    5.46%   4.60%    5.76%

RATIOS/SUPPLEMENTAL DATA Ratios to average net asset:

         Net investment income              4.41%(b)    4.35%     4.50%    4.65%   4.66%    4.86%
         Expenses                           0.96%(b)    0.96%     0.97%    0.96%   0.97%    0.97%

Portfolio turnover rate                    12.81%      22.16%    24.95%   23.39%  20.60%   23.02%

Net assets at end of period (000)   $     743,507   $807,232   $836,947  $837,621 $917,831 $931,987


(a) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
(b) Annualized.

CLASS C SHARES:

Net asset value, beginning of period   $  13.28    $   13.53   $  13.46  $ 13.37  $ 13.40  $ 13.29

Income from investment operations:
         Net investment income             0.26         0.53       0.55     0.57     0.57     0.46
         Net realized and unrealized
         gain (loss) on investments       (0.20)       (0.25)      0.07     0.09    (0.03)    0.11

Total from investment operations           0.06         0.28       0.62     0.66     0.54     0.57
Less dividends from:
         Net investment income            (0.26)       (0.53)     (0.55)   (0.57)   (0.57)   (0.46)

Change in net asset value                 (0.20)       (0.25)      0.07     0.09    (0.03)    0.11

Net asset value, end of period      $     13.08    $   13.28    $ 13.53  $ 13.46  $ 13.37  $ 13.40

TOTAL RETURN (a)                           0.49%        2.08%      4.70%    5.02%    4.05%    4.25%

RATIOS/SUPPLEMENTAL DATA Ratios to average net asset:

         Net investment income             3.99(b)      3.93%      4.08%    4.24%    4.22%    4.21%(b)
         Expenses, after expense red      1.38%(b)      1.38%      1.38%    1.38%    1.41%    1.60%(b)
         Expenses, before expense red     1.80%(b)      1.78%      1.83%    1.86%    1.63%    1.84%(b)

Portfolio turnover rate                  12.81%        22.16%     24.95%   23.39%   20.60%    23.02%

Net assets at end of period (000)   $   25,485   $    28,048   $  22,729 $ 19,475 $ 15,948  $  6,469

(a) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
(b) Annualized.
*Sales of Class C shares commenced on September 1, 1994.


CLASS I SHARES:

Net asset value, beginning of  period    $ 13.26   $     13.51    $  13.44    $  13.27

Income from investment operations:

         Net investment income              0.32          0.64        0.66        0.66
         Net realized and unrealized
         gain (loss) on investments        (0.20)        (0.25)       0.07        0.17

Total from investment operations            0.12          0.39        0.73        0.83
Less dividends from:
         Net investment income             (0.32)        (0.64)      (0.66)      (0.66)

Change in net asset value                  (0.20)        (0.25)       0.07        0.17

Net asset value, end of period      $       13.06    $   13.26    $  13.51   $   13.44

TOTAL RETURN (a)                             0.88%        2.87%       5.52%       6.42%

RATIOS/SUPPLEMENTAL DATA Ratios to average net asset:

         Net investment income              4.80%(b)      4.71%       4.85%       5.01%(b)
         Expenses, after expense red        0.60%(b)      0.60%       0.60%       0.60%(b)
         Expenses, before expense red       0.62%(b)      0.61%       0.66%       0.79%(b)

Portfolio turnover rate                    12.81%        22.16%      24.95%      23.39%

Net assets at end of period (000)   $     76.232   $    81,326   $   77,605    $  35,746


(a) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
(b) Annualized.
*Sales of Class I shares commenced on July 5, 1996.



Schedule of Investments

Thornburg Limited Term Municipal Fund, Inc. - National Portfolio
December 31, 1999    CUSIPS:Class A -  532-723-103,  Class C -  532-723-509,  Class I -  532-723-806
NASDAQ Symbols: Class A - LTMFX, Class C - LTMCX, Class I - LTMIX

Alabama             (2.10%)
1,295,000           Alabama A & M University Housing & General Fee Revenue      Aaa/AAA      $ 1,337,903
                    Series 1992, 5.90%due 11/1/2002 (Living & Learning Center
                    Project; Insured: MBIA)
1,000,000           Alabama Water Pollution Control Authority Series 1991,      Aaa/AAA        1,027,430
                    6.45% due 8/15/2002(Insured: AMBAC)
2,100,000           Birmingham Carraway Special Care Facilities Financing       NR/AAA         2,097,312
                    Authority Revenue,5.20% due 8/15/2006 (Carraway Methodist
                    Health Systems A Project)
1,550,000           Birmingham Jefferson Civic Center Authority Special Tax     A3/B           1,567,530
                    Series 1989, 7.20%due 1/1/2001
2,500,000           Birmingham Special Care Facility Finance Authority          A1/NR          2,641,075
                    Revenue Series 1990,7.625% due 12/1/2010 put 12/1/00
                    (Methodist Homes for the Aging Project;LOC: SouthTrust
                    Bank)
1,495,000           Houston County Hospital Board Revenue Refunding Series      Aaa/AAA        1,499,216
                    1984, 7.625% due4/1/2007 pre-refunded 2/15/02 @ 100
                    (South East Alabama Medical CenterProject)
1,000,000           Huntsville Healthcare Authority Revenue Bonds, 5.50% due    Aaa/AAA        1,016,240
                    6/1/2008 (Insured:MBIA)
2,615,000           Lauderdale County And Florence Health Care Authority        Aaa/AAA        2,613,222
                    Revenue, 5.25% due7/1/2008 (Coffee Health Group Project;
                    Insured: MBIA)
1,310,000           Montgomery County Revenue Warrants Series 1992, 6.625%      NR/NR          1,368,623
                    due 4/1/2002 pre-refunded 4/1/01 @ 102
1,000,000           Morgan County Decatur Health Care Authority Hospital        NR/AAA         1,047,360
                    Revenue, 6.10% due3/1/2007
1,920,000           Scottsboro Industrial Development Board Refunding, 5.25%    NR/NR          1,818,720
                    due 5/1/2009
Alaska              (0.30%)
300,000             Alaska Industrial Development &  Export Authority           A2/A           303,759
                    Refunding Revolving FundSeries B, 5.60% due 4/1/2002
2,500,000           North Slope Borough General Obligation Refunding Series     Aaa/AAA        2,565,350
                    1992-A, 5.80% due6/30/2002 (Insured: MBIA)
Arizona             (1.60%)
1,250,000           Arizona Educational Loan Marketing Corporation Revenue      Aa2/NR         1,254,587
                    Series 1992-A, 6.70%due 3/1/2000
2,320,000           Arizona Municipal Finance Program Certificate of            Aaa/AAA        2,682,500
                    Participation Series 15,8.65% due 8/1/2004 (Flagstaff
                    Project) (ETM)
235,000             Glendale Water and Sewer Revenue, 9.00% due 7/1/2003        Aaa/AAA        240,642
                    (ETM)
355,000             Maricopa County Certificate of  Participation, 5.625% due   A2/BBB+        356,818
                    6/1/2000
2,000,000           Maricopa County Paradise Valley Unified School District     Aaa/AAA        1,867,300
                    General ObligationRefunding Series 1992, 0% due 7/1/2001
                    (Insured: AMBAC)
500,000             Maricopa County School District 40 - Glendale General       Baa1/A-        488,900
                    Obligation, 0% due7/1/2000
750,000             Maricopa County School District 40 - Glendale General       Baa1/A-        715,538
                    Obligation, 0% due1/1/2001
1,000,000           Maricopa County Unified School District 48, 7.75% due       Aa2/AA         1,096,980
                    7/1/2003
500,000             Maricopa County Unified School District 48 G.O., 5.60%      Baa1/A-        511,780
                    due 7/1/2003
2,000,000           Pima County/Tucson Unified School District 1 School         Aaa/AAA        2,042,520
                    Improvement Series1992-D, 5.50% due 7/1/2002 (Insured:
                    FGIC)
1,000,000           Show Low Industrial Development Authority Hospital          NR/A           974,390
                    Revenue Series A, 5.125%due 12/1/2007 (Navapache Regional
                    Medical Center Project; Insured: ACA)
175,000             South Tucson Municipal Property Corporation Series 1990,    NR/BB          177,844
                    8.25% due 6/1/2000(ETM)
500,000             Tucson Water Revenue Series D, 9.75% due 7/1/2008           A1/A+          653,495
Arkansas            (0.60%)
1,000,000           Arkansas State General Obligation College Savings, 0% due   Aa3/AA         890,220
                    6/1/2002
2,645,000           Little Rock Hotel And Restaurant Gross Receipts Tax         A/NR           2,948,435
                    Refunding, 7.125% due8/1/2009
1,335,000           Rogers Sales and Use Tax Revenue, 6.00% due 11/1/2007       A1/AA          1,406,489
California          (11.60%)
2,145,000           Antelope Valley Hospital Revenue Bond, 5.50% due 1/1/2007   Aaa/AAA        2,206,411
                    (Insured: FSA)
7,440,000           California Health Facilities Financing Authority Series     Aaa/AAA        7,808,280
                    1991-D, 6.50% due7/1/2016 pre-refunded 7/1/01 @ 102
                    (Catholic Health Care Project)
2,680,000           California Housing Financing Agency Revenue, 5.05% due      Aaa/AAA        2,681,367
                    8/1/2006
350,000             California State General Obligation, 9.25% due 3/1/2005     Aa3/AA-        419,209
1,100,000           California Statewide Communities Development Authority      Aaa/AAA        1,062,886
                    Certificate ofParticipation, 0% (inverse floater) due
                    1/1/2002 (Motion Picture &Television Fund Project;
                    Insured: AMBAC)
3,700,000           California Statewide Community Development, 4.35% due       VMIG1/NR       3,700,000
                    6/1/2026  put1/1/2000, (daily demand notes)  (LOC:
                    Dresdner Bank)
670,000             California Statewide Community Development Authority        NR/AAA         679,956
                    Insured HealthFacilities Revenue Certificate of
                    Participation Series 1992, 6.40% due5/1/2002 (Eskaton
                    Properties Incorporated Phase II Project)
1,000,000           Escondido Multi Family Housing Revenue Refunding Bond       NR/AAA         1,003,670
                    Series 1997-A, 5.40%due 1/1/2027  put 7/1/07 (Terrace
                    Gardens Project; Collateralized: FNMA)
910,000             Fairfield-Suisun Sewer District Revenue Refunding Series    Aaa/AAA        951,105
                    A, 6.50% due5/1/2003 (Insured: MBIA)
5,770,000           Glendale Hospital Revenue Series 1994, 7.625% due           NR/A+          6,165,937
                    1/1/2005 (Verdugo HillsProject; Guarantee: Industrial
                    Indemnity)
1,995,000           Los Angeles Transportation Commission Certificate of        A1/NR          2,012,975
                    Participation, 5.90%due 7/1/2000
2,500,000           Los Angeles Transportation Commission Certificate of        A1/NR          2,554,550
                    Participation, 6.00%due 7/1/2001
1,500,000           Los Angeles Unified School District Certificates of         A2/A           1,533,315
                    Participation, 6.20%due 6/1/2001 (Dr. Francisco Bravo
                    Medical Project)
500,000             Los Angeles Water and Power, 9.00% due 2/1/2002             Aa3/A+         542,990
500,000             Los Angeles Water and Power, 9.00% due 9/1/2004             Aa3/A+         576,905
5,710,000           Los Angeles Water and Power, 7.10% due 1/15/2031            Aa3/A+         5,983,909
                    crossover refunded 1/15/01@ 102
1,500,000           MSR Public Power Agency Series F, 5.45% due 7/1/2001 (San   Aaa/AAA        1,525,020
                    Juan Project;Insured: AMBAC)
500,000             Newport Beach California Revenue Bond, 4.40% due            VMIG1/A1+      500,000
                    10/1/2022  put 1/1/2000(Hoag Memorial Hospital
                    Presbyterian Project) (daily demand notes)
1,000,000           Orange County Local Transportation Authority Sales Tax      Aa3/AA+        1,014,270
                    Revenue, 5.50% due2/15/2001
13,000,000          Orange County Recovery Certificates of Participation        Aaa/AAA        13,310,310
                    Series A, 5.50% due7/1/2002 (Insured: MBIA)
2,500,000           Orange County Refunding Recovery, 5.10% due 6/1/2002        Aaa/AAA        2,538,875
                    (Insured : MBIA)
7,600,000           Orange County Refunding Recovery, 6.50% due 6/1/2004        Aaa/AAA        8,140,436
                    (Insured: MBIA)
5,200,000           Orange County Refunding Recovery, 6.50% due 6/1/2005        Aaa/AAA        5,620,368
                    (Insured: MBIA)
5,000,000           Orange County Special Financing Authority Teeter Plan       Aaa/A-1        5,111,150
                    Revenue Series E,6.35% due 11/1/2014  put 11/1/01 (LOC:
                    Industrial Bank of Japan)
665,000             Oxnard Harbor District Revenue Refunding, 6.60% due         Aaa/AAA        673,805
                    8/1/2000 (Insured: FSA)
500,000             Palomar Pomerado Health Systems Revenue, 0% due 11/1/2003   Aaa/AAA        415,625
                    (Insured: MBIA)
500,000             Pomona Public Financing Authority Rev. Series P, 5.625%     NR/BBB+        512,240
                    due 10/1/2003
2,685,000           Redwood City Multi Family Housing Revenue Series 1985-B,    NR/A+          2,686,262
                    5.20% due10/1/2008  put 10/1/00 (Redwood Shores
                    Apartments Projects; Insured:Continental Casualty)
1,000,000           San Francisco Port Community Rev., 9.00% due 7/1/2003       A1/A-          1,130,750
2,000,000           San Marcos PFA Tax Allocation Series 1992-A, 5.60% due      Aaa/AAA        2,031,260
                    1/1/2001 (Insured:FSA) (ETM)
500,000             Santa Clara Certificates of Participation, 7.75% due        Aaa/AAA        531,690
                    2/1/2002 (Insured:MBIA)
2,000,000           Santa Clara County Financing Authority Lease Revenue        Aaa/AAA        2,023,140
                    Series B, 5.50% due5/15/2009 (Insured: AMBAC) (when
                    issued)
4,180,000           Santa Margarita & Dana Point Authority Revenue              Aaa/AAA        4,838,810
                    Improvement District SeriesA, 9.50% due 8/1/2003
                    (Insured: MBIA)
1,000,000           Sonoma County Certificate of Participation Public Works     NR/A+          1,010,730
                    ImprovementProgram, 5.875% due 8/1/2004 (Integrated Waste
                    Project)
750,000             Southern California Public Power Authority Rev., 6.75%      A2/A           772,545
                    due 7/1/2001 (PowerProject)
1,955,000           Southgate Recreation & Park District Certification of       NR/A+          1,971,422
                    Participation, 5.15%due 10/1/2021 pre-refunded 10/1/01
                    (Wildhawk Golf Club Project; LOC: U.S.Bank of California)
780,000             University California Revenue Series A, 6.30% due           NR/A+          790,397
                    9/1/2000
Colorado            (3.90%)
500,000             Arvada Limited Sales & Use Tax Series 1991, 6.50% due       NR/NR          513,000
                    6/1/2001  (ETM)
2,355,000           Boulder Urban Renewal Authority Tax Increment Refunding     Aaa/AAA        2,384,296
                    Series 1992, 5.90%due 3/1/2001 (Insured: MBIA)
1,465,000           Boulder Urban Renewal Authority Tax Increment Refunding     Aaa/AAA        1,483,738
                    Series 1992, 6.00%due 3/1/2002 (Insured: MBIA)
370,000             Colorado Health Facilities Authority Revenue Refunding      Baa2/NR        340,222
                    National BenevolentAssociation B, 4.90% due 2/1/2008
2,000,000           Colorado Housing Finance Authority Capital Appreciation     Aa1/AA-        1,782,480
                    Series A, 0% due11/1/2001
3,230,000           Colorado Student Obligation Bond Authority Revenue Series   A/NR           3,268,437
                    1994-L, 5.90% due9/1/2000
2,395,000           Colorado Student Obligation Bond Authority Student Loan     A/NR           2,465,700
                    Revenue Series B,5.90% due 9/1/2002
2,990,000           Denver City & County Excise Tax Revenue Refunding Series    Aaa/AAA        3,024,445
                    A, 5.25% due9/1/2008 (Insured: FSA)
1,080,000           Denver City & County Industrial Development Revenue,        NR/A-          1,130,209
                    7.40% due 3/1/2003(University of Denver Project)
1,155,000           Denver City & County Industrial Development Revenue,        NR/A-          1,209,990
                    7.50% due 3/1/2004(University of Denver Project)
1,185,000           Denver City & County Industrial Development Revenue,        NR/A-          1,244,819
                    7.60% due 3/1/2005(University of Denver Project)
3,500,000           Denver City & County Industrial Development Revenue,        NR/A1+         3,510,500
                    5.375% due 7/1/2011put 7/1/00 (Translogic Corporation
                    Project; LOC: Commerzbank)
500,000             El Paso County School District General Obligation 20        Baa1/NR        571,545
                    Series B, 8.25% due12/15/2004 (State Aid Withholding)
2,175,000           Highlands Ranch Metro District 2 General Obligation,        Aaa/AAA        2,282,075
                    6.00% due 6/15/2004(Insured: FSA)
3,500,000           Metropolitan Football Stadium Capital Appreciation Series   Aaa/AAA        2,012,710
                    A, 0% due1/1/2010
3,300,000           Metropolitan Football Stadium District Sales Tax Revenue,   Aaa/AAA        2,552,946
                    0% due 1/1/2005(Insured: MBIA)
2,725,000           Westminister Multi Family Housing Revenue Series 1995,      NR/AA-         2,780,236
                    5.95% due 9/1/2015 put 9/1/06 (Semper Village Apartments
                    Project; Insured: AXA)
Connecticut         (0.90%)
1,685,000           Bridgeport General Obligation, 6.00% due 3/1/2005           Aaa/AAA        1,773,513
                    (Insured: AMBAC)
1,325,000           Bridgeport General Obligation, 6.00% due 3/1/2006           Aaa/AAA        1,399,280
                    (Insured: AMBAC)
1,045,000           Capitol Region Education Council, 6.375% due 10/15/2005     NR/BBB         1,074,333
3,000,000           Connecticut Resources Recovery Authority Resources, 5.50%   Aaa/AAA        3,062,220
                    due 1/1/2008(Insured: MBIA)
500,000             New Haven General Obligation, 9.50% due 11/15/2003          A3/BBB+        573,535
Delaware            (0.20%)
1,500,000           Delaware Solid Waste System Revenue, 6.00% due 7/1/2003     Aaa/AAA        1,562,265
                    (Insured: MBIA)
District of         (1.60%)
Columbia
500,000             District Columbia Hospital Revenue Refunding Medlantic      Aaa/AAA        528,740
                    Healthcare Group A,6.00% due 8/15/2007  (ETM)
500,000             District Columbia Revenue, 6.00% due 1/1/2007 (American     Aaa/AAA        524,115
                    AssociationAdvancement Science Project) (Insured: AMBAC)
275,000             District of  Columbia Association of American Medical       NR/AA-         281,484
                    Colleges, 7.20% due2/15/2001  pre-refunded 2/15/00 @ 102
2,200,000           District of Columbia Certificate of Participation Series    NR/BBB-        2,237,862
                    1993, 6.875% due1/1/2003
1,505,000           District of Columbia General Obligation Capital             Aaa/AAA        1,338,833
                    Appreciation Refunding, 0%due 6/1/2002 (Insured: MBIA)
2,000,000           District of Columbia General Obligation Refunding Series    Aaa/AAA        2,024,960
                    A, 5.50% due6/1/2001 (Insured: FSA)
25,000              District of Columbia Pre-Refunded Series B, 7.10% due       Aaa/AAA        25,310
                    6/1/2000 (Insured:FSA)
60,000              District of Columbia Refunding Series A-3, 4.90% due        Baa3/BBB       60,188
                    6/1/2000
1,000,000           District of Columbia Revenue, 6.00% due 7/15/2003           Aaa/AAA        1,033,320
                    (Childrens HospitalProject; Insured: FGIC)
1,330,000           District of Columbia Revenue, 6.00% due 8/15/2005           Aaa/AAA        1,394,398
                    (Medlantic HealthcareProject; Insured: MBIA) (ETM)
1,120,000           District of Columbia Revenue Bonds, 5.00% due 1/1/2004      Aaa/AAA        1,124,424
                    (AmericanAssociation for Advancement of Science Project;
                    Insured: AMBAC)
1,235,000           District of Columbia Revenue Bonds, 5.50% due 1/1/2006      Aaa/AAA        1,260,256
                    (AmericanAssociation for Advancement of Science Project;
                    Insured: AMBAC)
735,000             District of Columbia Series A, 5.30% due 6/1/2000  (ETM)    Aaa/NR         738,793
765,000             District of Columbia Unrefunded Balance, 5.30% due          Baa3/BBB       767,716
                    6/1/2000
Florida             (0.80%)
140,000             Alachua County Health Facilities Revenue, 7.00% due         NR/AAA         144,812
                    12/1/2001 (ShandsHospital & Clinics Project) (ETM)
355,000             Brevard County Tourist Development Tax Revenue Series       NR/NR          356,090
                    1993, 6.325% due3/1/2003 (Florida Marlins Training
                    Facilities)
3,000,000           Collier County School Board Certificates of                 Aaa/AAA        3,048,990
                    Participation, 5.50% due2/15/2003 (Insured: FSA)
540,000             Dade County Guaranteed Entitlement Revenue, 9.75% due       Aaa/AAA        558,625
                    2/1/2003 pre-refunded 2/1/00 @ 103 (Insured: AMBAC)
200,000             East County Water Control District Lee County Drain,        NR/AA          204,344
                    5.50% due 11/1/2003(LOC: Asset Guaranty)
1,500,000           Florida Housing Development Authority, 6.25% due            NR/AAA         1,526,775
                    12/1/2006 (Hammock's PlaceProject)
150,000             Hillsborough County Utility Refunding Rev, 9.75% due        Aaa/AAA        167,718
                    12/1/2003  (ETM)
125,000             Martin County Combined Special Assessment Series 1990-A,    NR/NR          126,592
                    8.125% due3/1/2001
940,000             Palm Beach County Industrial Development Revenue Series     NR/A+          973,896
                    1996, 6.00% due12/1/2006 (Lourdes-Noreen McKeen Residence
                    for Geriatric Care Project; LOC:Allied Irish Bank)
Georgia             (0.40%)
1,590,000           Burke County Development Authority Pollution Control        Aaa/AAA        1,655,508
                    Revenue, 6.25% due1/1/2003 (Insured: MBIA)
400,000             Gwinnett County Development Authority Revenue, 6.95% due    NR/NR          403,552
                    6/1/2001 (MeadCorp. Project) (ETM)
1,000,000           Monroe County Pollution Control Revenue, 6.55% due          Aaa/AAA        1,078,420
                    1/1/2006 (OglethorpePower Corporation Project; Insured:
                    MBIA)
Guam                (0.10%)
800,000             Guam Government General Obligation Series A, 5.90% due      NR/BBB-        800,504
                    9/1/2005
Hawaii              (0.70%)
4,000,000           Hawaii State Series California, 5.75% due 1/1/2008          A1/A+          4,124,040
1,500,000           Hawaii State Department Budget & Finance Special Purpose    A2/A           1,522,755
                    Mortgage Revenue,5.70% due 7/1/2003 (Kapiolani Health
                    Care System Project)
500,000             Honolulu City & County Series A, 7.25% due 7/1/2000         Aa3/AA-        507,395
Idaho               (0.70%)
700,000             Boise Urban Renewal Agency Package Revenue Tax Increment    NR/BBB+        712,180
                    Series A, 6.00%due 9/1/2002
4,980,000           Idaho Falls Electric Revenue Refunding, 0% due 4/1/2000     Aaa/AAA        4,927,411
                    (Insured: FGIC)
Illinois            (6.60%)
3,345,000           Champaign County Community Unit Series C, 0% due 1/1/2009   Aaa/AAA        2,043,728
1,340,000           Chicago Midway Airport Revenue Series A, 5.40% due          Aaa/AAA        1,351,403
                    1/1/2009
1,000,000           Chicago O'Hare International Airport Revenue, 5.375% due    Aaa/AAA        1,014,260
                    1/1/2007 (Insured:AMBAC)
2,545,000           Cook And Will Counties Township High School District 206    Aaa/AAA        1,874,036
                    Series C, 0% due12/1/2005 (Insured: FSA)
1,800,000           Cook County Community College District 508 COP, 8.50% due   Aaa/AAA        1,927,890
                    1/1/2002(Insured: FGIC)
3,350,000           Cook County Community Unified School District 401 Series    Aaa/AAA        2,756,615
                    1996, 0% due12/1/2003 (Insured: FSA)
2,005,000           Cook County Non Prerefunded Capital Improvement, 5.50%      Aaa/AAA        2,047,606
                    due 11/15/2008
995,000             Cook County Prerefunded Capital Improvement, 5.50% due      Aaa/AAA        1,033,656
                    11/15/2008
595,000             Cook County School District 100, 8.20% due 12/1/2005        Aaa/NR         686,380
                    (Insured: FSA)
640,000             Cook County School District 100 Berwyn, 8.20% due           Aaa/NR         748,205
                    12/1/2006 (Insured: FSA)
715,000             Du Page County High School, 5.75% due 12/1/2006             Aa3/NR         741,012
760,000             Du Page County High School, 5.75% due 12/1/2007             Aa3/NR         787,907
870,000             Du Page County School District Capital Appreciation, 0%     Aaa/NR         631,751
                    due 2/1/2006(Insured: FGIC)
400,000             Illinois Development Finance Authority Revenue Refunding,   NR/BBB         399,496
                    5.60% due7/1/2004
1,000,000           Illinois Development Finance Authority Revenue Refunding    NR/BBB         993,380
                    Community RehabProviders A, 5.60% due 7/1/2005
1,000,000           Illinois Development Finance Authority Revenue Refunding,   NR/BBB         985,690
                    5.60% due7/1/2006
2,000,000           Illinois Development Finance Authority Revenue Provena      Aaa/AAA        2,016,760
                    Health Series A,5.50% due 5/15/2009 (Insured: MBIA)
2,000,000           Illinois Health Facilities Authority Revenue Series 1992,   Baa2/BBB+      2,097,700
                    7.00% due7/1/2002 (Trinity Medical Center Project)
500,000             Illinois Health Facilities Authority Revenue, 5.20% due     A3/A-          496,270
                    10/1/2003 (IllinoisMasonic Medical Center Project)
1,000,000           Illinois Health Facilities Authority Revenue Refunding,     NR/A-          1,018,900
                    6.25% due 12/1/2004(Friendship Village Schaumburg)
1,155,000           Illinois Health Facilities Authority Revenue Series A,      Aaa/AAA        1,158,546
                    5.25% due 7/1/2007(The Carle Foundation Project)
                    (Insured: AMBAC)
2,500,000           Illinois Health Facilities Authority Revenue Refunding      Aaa/AAA        2,783,425
                    Series C, 7.00% due4/1/2008 (Lutheran General Health)
                    (Insured: FSA)
2,000,000           Illinois Health Facilities Authority Revenue, 5.25% due     Aaa/NR         1,984,680
                    6/1/2009 HospitalSisters Services Inc. Project; Insured:
                    MBIA)
695,000             Illinois Health Facilities Authority Revenue Series         NR/NR          713,230
                    1993-A, 7.875% due8/15/2005 (Community Provider Pooled
                    Loan Program Project)
9,105,000           Lake County Forest Preserve District Capital                Aa1/AA+        6,311,040
                    Appreciation, 0% due 12/1/2006
3,485,000           Lake CountyTownship High School District, 8.80% due         Aa1/AAA        4,427,030
                    12/1/2009
750,000             Macon County & Decatur Certificates of Participation,       Aaa/AAA        799,575
                    6.50% due 1/1/2005(Insured: FGIC)
500,000             Metropolitan Pier and Exposition Authority Dedicated        Aaa/AAA        455,935
                    State Tax Rev., 0% due12/15/2001 (Insured: MBIA)
2,445,000           Naperville City, Du Page & Will Counties Economic           NR/AA-         2,514,951
                    Development Revenue,6.10% due 5/1/2008 (Hospital and
                    Health System Association Project; LOC:American National
                    Bank)
1,100,000           Peoria Public Building Commission School District           Aaa/NR         720,874
                    Facilities Revenue, 0%due 12/1/2007 (Insured: FGIC)
2,800,000           Rosemont General Obligation Series B, 5.40% due 12/1/2005   A3/A           2,848,020
6,300,000           University Illinois University Revenues Capital             Aaa/AAA        4,425,813
                    Appreciation AuxilaryFacilities Systems, 0% due 10/1/2006
900,000             Will & Kendall Counties Community School District 202       Aaa/AAA        908,982
                    General Obligation,5.45% due 1/1/2005 (Insured: AMBAC)
Indiana             (4.60%)
965,000             Allen County Economic Development Revenue 1st Mortgage,     NR/NR          948,537
                    5.20% due12/30/2005 (Indiana Institute Of Technology
                    Project)
690,000             Allen County Economic Development Revenue 1st Mortgage,     NR/NR          676,510
                    5.30% due12/30/2006 (Indiana Institute Of Technology
                    Project)
1,110,000           Allen County Economic Development Revenue 1st Mortgage,     NR/NR          1,076,001
                    5.60% due12/30/2009 (Indiana Institute Of Technology
                    Project)
1,250,000           Brownsburg School Building Corporation First Mortgage,      NR/A           1,246,325
                    5.375% due 8/1/2007
1,175,000           Brownsburg School Building Corporation First Mortgage,      NR/A           1,172,415
                    5.375% due 2/1/2007
910,000             Eagle Union Middle School Building Corporation First        Aaa/AAA        924,487
                    Mortgage, 5.50% due7/15/2009 (Insured: AMBAC)
955,000             Eagle Union Middle School Building Corporation First        Aaa/AAA        963,719
                    Mortgage, 5.50% due7/15/2010 (Insured: AMBAC)
1,860,000           Elberfeld J H Castle School Building Corporation Indiana    NR/A           1,343,496
                    First Mortgage, 0%due 1/15/2006
770,000             Elberfeld J H Castle School Building Corporation Indiana    Aaa/AAA        497,782
                    First MortgageRefunding, 0% due 1/5/2008 (Insured: MBIA)
1,860,000           Elberfeld J H Castle School Building Corporation Indiana    Aaa/AAA        1,170,145
                    First MortgageRefunding, 0% due 7/5/2008 (Insured: MBIA)
2,305,000           Hammond Multi-School Building Corp First Mortgage           NR/A           2,376,132
                    Refunding Bond Series1997, 6.00% due 7/15/2008 (Lake
                    County Project)
450,000             Indiana Bond Bank Series B, 7.25% due 2/1/2001 (Special     A1/A+          450,977
                    Loan Program)
2,640,000           Indiana Bond Bank State Revolving Fund Series 1993-A,       NR/AAA         2,642,983
                    5.50% due 2/1/2000
1,500,000           Indiana Health Facilities Revenue, 5.55% due 7/1/2001       Aaa/AAA        1,520,640
                    (Marion GeneralHospital Project; Insured: MBIA)
670,000             Indiana State Educational Facilities Authority Revenue,     NR/A-          674,007
                    5.75% due 10/1/2009(University Indianapolis Project)
1,400,000           Indianapolis Economic Development Revenue, 5.30% due        Aaa/AAA        1,391,012
                    12/1/2007 (FNMAPass-Thru Certificate)
1,220,000           Indianapolis Local Public Improvement Bond Bank Trans       Aa2/AA-        915,964
                    Rev, 0% due 7/1/2005
1,240,000           Indianapolis Local Public Improvement Bond Bank Trans       Aa2/AA-        878,118
                    Rev, 0% due 7/1/2006
2,200,000           Indianapolis Resource Recovery Revenue, 6.75% due           Aaa/AAA        2,359,940
                    12/1/2004 (Ogden MartinSystem, Inc. Project; (Insured:
                    AMBAC)
1,025,000           Lawrence Township School Building Corporation Refunding     NR/A+          1,030,043
                    First Mortgage,5.25% due 7/5/2006
1,645,000           Logansport Multi-Purpose School Building Corporation        NR/A           1,665,990
                    First MortgageRefunding Series 1992, 5.50% due 7/1/2001
955,000             Mishawaka School First Mortgage, 6.25% due 7/15/2006        NR/A           1,000,745
1,015,000           Mishawaka School First Mortgage, 6.25% due 7/15/2007        NR/A           1,062,644
535,000             New Albany Floyd County School Building Corp., 6.20% due    NR/A           558,342
                    7/1/2003  (ETM)
1,660,000           Noblesville High School Building Corp. First Mortgage       Aaa/AAA        1,723,064
                    Bond Series 1997Refunding First Mortgage, 5.75% due
                    1/5/2006 (Insured: AMBAC)
1,820,000           Noblesville High School Building Corp. First Mortgage       Aaa/AAA        1,893,000
                    Bond Series 1997Refunding First Mortgage, 5.75% due
                    7/5/2006 (Insured: AMBAC)
1,295,000           Seymour Community High School Building Corporation          Aaa/AAA        1,324,112
                    Refunding FirstMortgage, 5.50% due 7/5/2008 (Insured:
                    FSA)
1,820,000           Westfield Elem. School Building Corp. First Mtg Series      Aaa/AAA        2,007,405
                    1997, 6.80% due7/15/2007 (Insured: AMBAC)
1,385,000           Whitley County Middle School Building Corporation           Aaa/AAA        1,401,745
                    Refunding First Mortgage,5.25% due 7/10/2006 (Insured:
                    FSA)
1,470,000           Whitley County Middle School Building Corporation           Aaa/AAA        1,483,612
                    Refunding First Mortgage,5.25% due 7/10/2007 (Insured:
                    FSA)
Iowa                (2.60%)
1,225,000           Des Moines Hospital Revenue Refunding Series 1996-A,        Aa2/NR         1,277,504
                    6.25% due 11/15/2004(Des Moines General Hospital Project;
                    LOC: Norwest)
1,500,000           Iowa Certificate of  Participation, 6.10% due 7/1/2001      Aaa/AAA        1,532,250
                    (Insured: AMBAC)
6,650,000           Iowa Finance Authority Commercial Development Revenue       NR/AA-         6,603,649
                    Refunding, 5.75% due4/1/2014 (Governor Square Project)
875,000             Iowa Student Loan Liquidity Corporation Student Loan        Aa1/NR         892,342
                    Revenue 1991 Series A,6.35% due 3/1/2001
2,000,000           Iowa Student Loan Liquidity Corporation Student Loan        Aaa/AAA        2,070,320
                    Revenue 1991 Series C,6.80% due 12/1/2002
2,675,000           Marion Commercial Development Revenue Refunding Series      NR/NR          2,716,810
                    1991-A, 7.25% due1/1/2014  put 7/1/02 (Collins Road
                    Project; Insured: Trygg-Hansa)
415,000             Muscatine Electric Revenue, 9.50% due 1/1/2004  (ETM)       Aaa/AAA        453,176
4,445,000           Muscatine Electric Revenue Refunding Series 1992, 5.40%     Aaa/AAA        4,445,000
                    due 1/1/2000(Insured: AMBAC)
1,000,000           Polk County Revenue Catholic Health Initiatives, 5.50%      Aa3/AA-        1,014,560
                    due 12/1/2005
1,000,000           State University Iowa Revenues, 6.20% due 9/1/2003          Aa/AA          1,011,620
Kansas              (0.70%)
1,000,000           Kansas City Industrial Revenue Series 12/1/84, 7.20% due    NR/NR          1,011,130
                    12/1/2004 (AshGrove Cement Project)
1,000,000           Sedgwick County Unified School District 265, 8.20% due      Aaa/AAA        1,117,810
                    10/1/2003 (Insured:FSA)
3,920,000           Topeka Multi Family Housing Revenue Refunding Series        NR/A           4,003,692
                    1991-A, 7.25% due4/1/2021 put 4/1/02 (Fleming Court
                    Project;  Insured: Trygg-Hansa)
Kentucky            (0.90%)
420,000             Campbell And Kenton Counties Sanitation District 1          Aaa/AAA        429,169
                    Revenue, 6.50% due8/1/2005
3,000,000           Jefferson County Hospital Revenue Unrefunded, 6.806% due    Aaa/AAA        3,187,500
                    10/1/2002(Insured: MBIA)
1,500,000           Jefferson County Hospital Revenue Prerefunded, 6.908% due   Aaa/AAA        1,578,750
                    10/1/2002(Insured: MBIA)
1,000,000           Kentucky State Turnpike Authority Resources Recovery        Aaa/AAA        714,470
                    Revenue, 0% due7/1/2006 (Insured: FGIC)
150,000             Kentucky State Turnpike Authority Resources Recovery Road   Aaa/AAA        158,707
                    Revenue Series A,6.625% due 7/1/2008
150,000             Louisville  Water Revenue Refunding, 6.00% due 11/15/2006   Aaa/AAA        152,408
1,500,000           Paintsville First Mortgage Revenue Series 1991, 8.50% due   NR/NR          1,560,645
                    9/1/2003 (Paul B.Hall Medical Center Project; Guaranteed:
                    Health Management Associates)
Louisiana           (4.70%)
1,000,000           Jefferson Parish Drainage Improvement Refunding, 6.15%      NR/AAA         1,045,990
                    due 9/1/2005(Insured: FGIC)
4,000,000           Jefferson Parish Hospital District 2, 5.25% due 12/1/2015   Aaa/AAA        4,068,920
1,000,000           Lake Charles Harbor And Terminal District Revenue           Baa1/BBB       997,670
                    District Revenue, 6.00%due 5/1/2006
1,000,000           Louisiana Offshore Authority Deepwater Port Rev. Series     A3/A           1,041,120
                    B, 6.25% due9/1/2004
5,000,000           Louisiana PFA Health and Ed Cap Fac Revenue Series 1985,    Aaa/AAA        5,021,250
                    5.00% due12/1/2015 put 6/1/02 (Insured: AMBAC)
1,100,000           Louisiana PFA Hospital, 0% due 7/1/2000 (St. Francis        Aaa/AAA        1,095,479
                    Medical CenterProject; Insured: FSA) (Inverse Floater)
1,300,000           Louisiana PFA Hospital Revenue and Refunding, 0% due        Aaa/AAA        1,268,189
                    7/1/2001 (St. FrancisMedical Center Project; Insured:
                    FSA) (Inverse Floater)
1,065,000           Louisiana PFA Multi Family Housing, 5.95% due 3/15/2019     NR/AA-         1,080,059
                    put 3/15/05(Oakleigh Apts. Project; Insured: AXA)
3,170,000           Louisiana PFA Revenue, 5.375% due 12/1/2008 (Chateau De     NR/NR          2,934,564
                    Notre Dame Project)
3,675,000           Louisiana PFA Revenue, 5.375% due 12/1/2008 (Wynhoven       NR/NR          3,402,058
                    Health Care CenterProject)
3,525,000           Louisiana PFA Student Loan Revenue Series A-1, 6.10% due    Aaa/NR         3,534,094
                    3/1/2000
500,000             Louisiana State University Agricultural & Mechanical        NR/NR          531,325
                    College Board, 7.70%due 4/15/2002  (ETM)
1,000,000           New Orleans Refunding, 0% due 9/1/2006 (Insured: AMBAC)     Aaa/AAA        707,420
2,565,000           Orleans Levee District Public Improvement Trust Receipts    Aaa/AAA        2,629,741
                    Series 1995-A,5.95% due 11/1/2001 (Insured: FSA)
10,000,000          Orleans Parish School Board, 0% due 2/1/2008                Aaa/AAA        6,183,400
460,000             Ouachita Parish Hospital District 1 Series 1991, 7.25%      NR/A           476,394
                    due 7/1/2001  (ETM)
3,000,000           Saint Charles Parish Pollution Control Revenue Variable     Baa3/BBB-      2,966,280
                    Refunding Series A,4.85% due 6/1/2030 (Entergy Louisiana
                    Inc. Project)
600,000             St. Tammany Parish Louisiana Sales Tax, 5.75% due           Aaa/AAA        623,358
                    4/1/2006 (Insured: FGIC)
Maryland            (0.30%)
2,000,000           Howard County Multi-Family Housing Revenue, 7.00% due       Baa2/NR        2,118,980
                    7/1/2024  put 7/1/04(Chase Glen Project; Guaranty: Avalon
                    Prop.)
Massachusetts       (4.50%)
1,000,000           Boston FHA Insured City Hospital Revenue Series A, 7.15%    Aaa/NR         1,038,120
                    due 2/15/2001pre-refunded 8/15/00 (Boston City Hospital
                    Project)
3,125,000           Boston Revenue City Hospital, 7.65% due 2/15/2010           Aaa/NR         3,253,562
                    pre-refunded 8/15/00
60,000              Haverhill General Obligation Municipal Purpose Loan         Baa3/BBB       64,077
                    Series 1991, 7.50% due10/15/2011
260,000             Holyoke General Obligation Electric Revenue Series          Baa1/BBB+      267,951
                    1991-A, 8.00% due6/1/2001
925,000             Holyoke General Obligation School Project Loan Act of       Baa1/NR        955,331
                    1948, 7.35% due8/1/2002 pre-refunded 8/1/01
200,000             Holyoke General Obligation Sewer Revenue Series B, 8.00%    Baa1/BBB+      206,116
                    due 6/1/2001
1,060,000           Lynn General Obligation, 7.00% due 1/15/2004                Baa1/NR        1,129,388
500,000             Massachusetts General Obligation Consolidated Loan Series   Aa3/AA-        521,955
                    D, 6.50% due7/1/2002
3,000,000           Massachusetts Hynes Convention Center Authority Refunding   Aa3/AA-        2,914,380
                    Series 1992, 0%due 9/1/2000
2,500,000           Massachusetts Hynes Convention Center Authority Refunding   Aa3/AA-        2,196,650
                    Series 1992, 0%due 9/1/2002
5,000,000           Massachusetts IFA First Mortgage Revenue Series 1996-B,     NR/A-1         4,995,300
                    5.00% due 5/1/2026 put 5/1/02 (Orchard Cove Project; LOC:
                    Fleet National Bank)
2,500,000           Massachusetts IFA Recovery Refunding Revenue Series         Aaa/AAA        2,531,175
                    1993-A, 5.45% due7/1/2001 (Insured: FSA)
1,950,000           Massachusetts Industrial Finance Agency Resources           NR/BBB         1,879,449
                    Recovery Revenue, 4.95%due 12/1/2006
1,575,000           Massachusetts Prerefunded Capital Appreciation              Aa3/AA-        1,476,090
                    Consolidated B, 0% due6/1/2001
2,365,000           Massachusetts State Health & Educational Facilities         NR/NR          2,367,933
                    Authority Series B,5.50% due 5/15/2011 put 5/15/01
                    (Community Health Capital Fund Project: LOC: First
                    Boston)
1,000,000           Massachusetts State Industrial Finance Agency Revenue,      NR/NR          1,176,920
                    8.375% due 2/15/2018(Glenmeadow Retirement Community
                    Project)
425,000             Massachusetts Unrefunded Balance Capital Appreciation B,    Aa3/AA-        398,365
                    0% due 6/1/2001
1,150,000           New Bedford Industrial Revenue, 7.42% due 7/1/2002          NR/NR          1,157,026
                    (Aerovox CorporationProject)
1,000,000           New England Education Loan Marketing Corporation Student    Aa/NR          1,039,130
                    Loan RevenueSeries 1992-F, 6.50% due 9/1/2002
3,000,000           New England Education Loan Marketing Corporation Student    A3/A-          3,013,560
                    Loan RevenueSeries 1993-B, 5.40% due 6/1/2000
250,000             Springfield General Obligation, 7.75% due 5/1/2000          Baa3/NR        252,692
300,000             Springfield General Obligation, 7.75% due 5/1/2001          Baa3/NR        310,872
300,000             Springfield General Obligation, 7.80% due 5/1/2002          Baa3/NR        316,095
1,500,000           Taunton General Obligation, 8.00% due 2/1/2006 (Insured:    Aaa/AAA        1,730,730
                    MBIA)
1,000,000           University of Massachusetts Bldg. Authority Ref  Revenue    Aa3/A+         1,072,840
                    Series 1991-A,7.15% due 5/1/2003
1,250,000           Worcester Municipal Purpose Loan of 1991 General            Aaa/AAA        1,288,275
                    Obligation, 6.80% due5/15/2001 (Insured: MBIA)
Michigan            (2.60%)
3,000,000           Detroit Economic Development Corp. Refunding, 7.00% due     NR/NR          3,050,640
                    6/1/2012 put 6/1/02(E.H. Associates Project; LOC: First
                    Fed of Michigan)
1,300,000           Detroit General Obligation Series, 8.50% due 4/1/2000       Baa1/A-        1,312,935
890,000             Kalamazoo Hospital Finance Authority Hospital Facility      Aaa/NR         906,848
                    Revenue, 5.50% due5/15/2008 (Bronson Methodist Hospital
                    Project; Insured: MBIA)
1,625,000           Kent Hospital Finance Authority Michigan Revenue            Aa3/AA         1,620,726
                    Refunding Spectrum HealthSeries A, 5.25% due 1/15/2006
1,265,000           Michigan State Hospital Finance Authority Revenue           Aaa/NR         1,269,238
                    Refunding, 5.25% due2/15/2007 (Insured: MBIA)
10,000,000          Michigan State Hospital Finance Authority Revenue Series    Aa2/AA         9,928,500
                    A, 5.375% due11/15/2033
740,000             Michigan State Hospital Finance Authority Revenue 1991-A    Ba3/NR         771,220
                    Garden CityHospital, 8.30% due 9/1/2002
2,000,000           Wayne County Building Authority Limited Tax General         A3/A-          2,162,060
                    Obligation Sinking FundSeries 1992-A, 7.80% due 3/1/2005
                    pre-refunded 3/1/02 @ 102
615,000             Wayne County Wastewater Control System Limited Tax          A3/NR          631,113
                    General ObligationRefunding, 7.875% due 5/1/2002  (ETM)
Minnesota           (0.40%)
450,000             Coon Rapids Industrial Development Ref. Rev., 6.75% due     NR/NR          450,630
                    12/1/2001 (LOC:Norwest Bank)
1,500,000           Metropolitan Council Minneapolis - St. Paul Area Sports     A/A            1,513,650
                    Facilities Revenue,5.30% due 10/1/2000 (Hubert H.
                    Humphery Metrodome Project) (ETM)
475,000             Minneapolis - St. Paul Single Family Housing Revenue        NR/AAA         477,883
                    Series A, 8.25% due11/1/2007
500,000             Minneapolis Community Development Agency Supported Dev.     NR/A-          523,590
                    Rev. Ltd Tax -Common Bond Series G-3, 7.00% due 12/1/2003
265,000             Minneapolis MFHR Refunding Series 1991, 6.75% due           NR/AAA         270,870
                    10/1/2001 (ChurchillApartments Project; FHA Mortgage
                    Insurance)
Mississippi         (0.40%)
1,000,000           Medical Center Education Building Corp. Rev., 7.00% due     NR/A           1,022,720
                    12/1/2000(University of Mississippi Medical Center
                    Project)
2,000,000           Mississippi High Education Assistance Corporation Student   NR/A           2,000,000
                    Loan RevenueSeries 1992-B, 6.00% due 1/1/2000
300,000             Mississippi Hospital Equipment & Facilities Authority       Baa3/NR        306,225
                    Revenue, 8.60% due1/1/2001 (Rush Medical Foundation
                    Project) (ETM)
Missouri            (1.50%)
1,555,000           Jackson County Public Building Corporation Leasehold        Aaa/AAA        1,633,014
                    Revenue Series 1996,6.00% due 12/1/2004 (Capital
                    Improvement Project; Insured: MBIA)
1,315,000           Missouri  Environmental Improvement And Energy Resources    A1/AA          1,333,818
                    Authority PCR,5.25% due 12/1/2007
1,055,000           Missouri Health & Education Facilities Authority Revenue,   NR/NR          955,408
                    0% due 1/1/2002 (ETM)
4,000,000           Missouri Higher Education Loan Authority Student Loan       Aa/NR          4,005,840
                    Revenue Refunding,5.50% due 2/15/2000
255,000             Missouri State Enviromental Improvement & Energy            Aa1/NR         268,000
                    Resources AuthorityRevenue Series 1991-A, 6.50% due
                    12/1/2002 (State Revolving RevenueProject)
325,000             Missouri State Enviromental Improvement & Energy            Aa1/NR         342,183
                    Resources AuthorityRevenue Series 1991-A, 6.60% due
                    12/1/2003 (State Revolving RevenueProject)
3,860,000           St. Louis IDA Refunding Revenue Series 1993-B, 5.10% due    NR/A-          3,866,330
                    12/1/2008  put12/1/00 (Westport Residence Project;
                    Guaranteed: Lincoln NationalCorporation)
Montana             (0.10%)
415,000             Montana Higher Education Student Loan Revenue Series        A/NR           426,620
                    1992-A, 6.70% due12/1/2001
Nebraska            (1.00%)
1,400,000           Nebraska IFA Dwelling Refunding, 5.00% due 7/1/2003         Aaa/AAA        1,400,196
                    (Father Flanagans BoysHome Project)
1,500,000           Nebraska IFA Hospital Equipment Revenue, 6.85% due          Aaa/AAA        1,571,310
                    3/1/2002  pre-refunded3/1/01 @ 102 (Insured: MBIA)
2,855,000           Nebraska IFA Tax Exempt Multi Family Housing Revenue        NR/AAA         2,864,850
                    Refunding 1995-A,5.50% due 12/1/2025 put 12/1/05 (Willow
                    Park Apartments Project; FNMACollateralized)
2,500,000           Nebraska Public Power District Series 1993, 5.10% due       Aaa/AAA        2,500,000
                    1/1/2000
Nevada              (1.00%)
1,550,000           Las Vegas  Downtown Redevelopment, 7.80% due 6/1/2001       Baa/A-         1,598,623
1,085,000           Washoe County Airport Authority Revenue Refunding, 5.30%    Aaa/AAA        1,091,163
                    due 7/1/2000(Insured: MBIA)
1,325,000           Washoe County Airport Authority Revenue Refunding, 5.45%    Aaa/AAA        1,341,523
                    due 7/1/2001(Insured: MBIA)
750,000             Washoe County Airport Authority Revenue Refunding, 5.60%    Aaa/AAA        765,217
                    due 7/1/2002(Insured: MBIA)
3,500,000           Washoe County School District, 5.50% due 6/1/2008           Aaa/AAA        3,580,745
                    (Insured: FSA)
New Hampshire       (0.90%)
500,000             New Hampshire Capital Appreciation General Obligation, 0%   Aa2/AA+        399,135
                    due 7/1/2004
5,000,000           New Hampshire Health and Educational Authority Revenue      A2/NR          4,991,000
                    Bond Series B, 5.05%due 3/1/2023 put 3/1/03 (Riverwoods
                    at Exeter Project; LOC: Banque Paribas)
2,485,000           New Hampshire Industrial Development Authority Revenue,     NR/AA-         2,500,805
                    5.50% due 12/1/2009(Central Vermont Public Services; LOC:
                    Toronto Dominion Bank)
New Jersey          (0.90%)
595,000             Hudson County Certificates of Participation, 6.20% due      Aaa/AAA        621,983
                    6/1/2003(Corrections Facility Project; Insured: MBIA)
2,050,000           New Jersey Educational Facilities Authority Revenue         Aaa/AAA        2,072,407
                    Refunding, 5.25% due7/1/2008 (Seton Hall University
                    Project; Insured AMBAC)
1,000,000           New Jersey Health Care Facilities Financing Authority       NR/AAA         1,068,450
                    Revenue, 7.00% due7/1/2003 (Christ Hospital Project;
                    Insured: Connie Lee)
1,000,000           New Jersey Health Care Financing Authority Revenue, 5.75%   Aaa/AAA        1,037,630
                    due 7/1/2004(Kennedy Health Systems) (Insured: MBIA)
1,000,000           New Jersey Health Care Financing Authority Revenue, 5.75%   Aaa/AAA        1,040,550
                    due 7/1/2005(Kennedy Health Systems) (Insured: MBIA)
1,000,000           New Jersey State Transportation Trust Fund Authority,       Aa2/AA-        1,023,280
                    5.50% due 6/15/2009
1,000,000           New Jersey Turnpike Authority Revenue Series A, 5.70% due   Baa1/BBB+      1,012,190
                    1/1/2001
New Mexico          (0.30%)
298,000             Santa Fe County Office and Training Facilities Revenue      Aaa/NR         298,000
                    Series 1990, 9.00%due 1/1/2000  (ETM)
326,000             Santa Fe County Office and Training Facilities Revenue      Aaa/NR         341,234
                    Series 1990, 9.00%due 1/1/2001  (ETM)
745,000             Santa Fe Solid Waste Management Agency Facility Revenue,    NR/NR          761,033
                    5.75% due 6/1/2004
510,000             Santa Fe Solid Waste Management Agency Facility Revenue,    NR/NR          524,244
                    5.90% due 6/1/2005
775,000             Santa Fe Solid Waste Management Agency Facility Revenue,    NR/NR          799,978
                    6.00% due 6/1/2006
New York            (6.30%)
310,000             Amherst Industrial Development Authority Lease Revenue      NR/A           316,916
                    Bonds Series A,5.25% due 10/1/2008 (Pink Complex Project;
                    LOC: Key Bank)
1,785,000           Islip Resources Recovery Agency Series 85-D, 5.95% due      Aaa/AAA        1,855,900
                    7/1/2003 (Insured:AMBAC)
1,500,000           Long Island Power Authority Electric Systems Revenue        Aaa/AAA        1,586,160
                    General Series A,6.00% due 12/1/2007 (Insured: AMBAC)
2,300,000           Long Island Power Authority New York Electric Systems       VMIG1/A1+      2,300,000
                    Revenue SubordinatedSeries 5, 4.70% due 5/1/2033 put
                    1/1/2000 (daily demand notes)
500,000             Metropolitian Transit Authority Services Contract           Baa1/A-        523,945
                    Commuter Fac Rev, 7.00%due 7/1/2002
1,050,000           Monroe County Note Industrial Development Agency, 5.375%    NR/AA          1,055,492
                    due 6/1/2007(Saint John Fisher College Project)
4,600,000           New York City General Obligation, 8.25% due 6/1/2007        Aaa/AAA        5,467,698
                    (Insured: FSA)
500,000             New York City General Obligation Series A, 7.00% due        A3/A-          532,695
                    8/1/2003
800,000             New York City General Obligation Series D, 6.30% due        Aaa/A-         817,408
                    2/1/2001  (ETM)
1,960,000           New York City General Obligation Series D, 6.30% due        A3/A-          1,997,005
                    2/1/2001
750,000             New York City General Obligation Series D, 5.70% due        A3/A-          765,997
                    8/1/2002
1,225,000           New York City General Obligation Series E, 7.20% due        Aaa/A-         1,228,124
                    2/1/2000  (ETM)
15,000              New York City General Obligation Series E, 7.20% due        A3/A-          15,036
                    2/1/2000
785,000             New York City General Obligation Series E, 6.30% due        Aaa/A-         806,564
                    8/1/2001  (ETM)
1,910,000           New York City General Obligation Series E, 6.30% due        A3/A-          1,956,546
                    8/1/2001
1,000,000           New York City General Obligation Series E, 7.00% due        Aaa/AAA        1,086,500
                    8/1/2004 (Insured:AMBAC)
250,000             New York City Health and  Hospital Corp. Rev Series A,      Baa3/BBB-      256,560
                    6.00% due 2/15/2005
800,000             New York City Municipal Water Finance Authority, 4.70%      VMIG1/A1+      800,000
                    due 6/15/2024  put1/1/2000  (daily demand notes)
1,525,000           New York Dormitory Authority, 6.00% due 2/1/2004 (Millard   Aaa/AAA        1,586,153
                    Fillmore HospitalProject; Insured: AMBAC)
755,000             New York Dormitory Authority, 5.25% due 7/1/2007 (St.       NR/AA          753,150
                    Thomas Aquinas;Insured: Asset Guarantee)
1,040,000           New York Dormitory Authority, 6.00% due 7/1/2007            NR/AAA         1,093,102
                    (Champlain ValleyPhysicians; Insured: Connie Lee)
700,000             New York Dormitory Authority, 5.25% due 7/1/2008 (St.       NR/AA          694,799
                    Thomas Aquinas;Insured: Asset Guarantee)
1,900,000           New York Dormitory Authority Revenue, 5.50% due 7/1/2008    Baa2/AA        1,917,974
                    (Good SamaritanHospital Project;  Insured: Asset
                    Guaranty)
1,000,000           New York Dormitory Authority Revenue State University       A3/A           1,069,130
                    EducationalFacilities Series A, 7.00% due 5/15/2004
1,500,000           New York Local Government Assistance Corporation Revenue    A3/AA-         1,557,195
                    Series D, 6.50%due 4/1/2002
1,500,000           New York Medical Care Facilities Finance, 7.25% due         A3/A           1,542,330
                    2/15/2001
960,000             New York Medical Care Facilities Finance, 6.00% due         Aa1/AA         988,685
                    11/15/2002
85,000              New York Medical Care Facilities Finance, 5.40% due         Aa/AA          85,937
                    8/15/2005 (Insured:FHA)
3,920,000           New York Refunding Series A, 5.25% due 8/1/2007             A3/A-          3,914,473
1,500,000           New York State Dormitory Authority Revenues Insured,        Aaa/AAA        1,521,615
                    5.50% due 7/1/2009(Staten Island University Hospital
                    Project)
1,320,000           New York State Thruway Authority General Revenue Special    NR/BBB         959,363
                    Obligation, 0% due1/1/2006
2,500,000           New York State Urban Development Corporation, 7.60% due     Aaa/A-         2,643,050
                    4/1/2003pre-refunded 4/1/01
255,000             New York State Urban Development Corporation Revenue        Baa1/A-        264,073
                    University FacilitiesGrants, 6.00% due 1/1/2006
3,425,000           New York State Urban Development Corporation Series 7,      Baa1/A-        3,546,862
                    6.00% due 1/1/2006
710,000             Oneida County Industrial Development Agency Series C,       NR/AA          730,874
                    6.00% due 1/1/2009(Civic Facility Faxton Hospital
                    Project)
1,000,000           Suffolk County Judicial Facilities Agency Service           Aaa/AAA        1,021,570
                    Agreement Revenue, 5.50%due 4/15/2009 (John P. Cohalan
                    Complex Project;  Insured: AMBAC)
2,155,000           Syracuse Industrial Development Authority Pilot Revenue     NR/AA          2,163,340
                    Refunding Series,5.125% due 10/15/2002 (LOC: ABN AMRO)
1,000,000           Triborough Bridge and Tunnel Authority, 6.50% due           Aaa/AAA        1,040,280
                    1/1/2004 (Insured: MBIA)
455,000             Westchester County IDA Civic Facility Revenue, 6.25% due    NR/NR          457,548
                    4/1/2005 (JuliaDykman Project)
North Carolina      (1.20%)
715,000             Carteret County Certificate of Parcipation Series 1992,     A2/BBB+        716,215
                    6.50% due 2/1/2000(Elementary School Project)
565,000             Gastonia Housing Corp First Lien Rev Series A, 5.75% due    NR/A-          563,011
                    7/1/2004 (GolfviewVillage Square Apartment Project)
440,000             North Carolina Housing Finance Authority Single Family      Aa1/AA+        440,986
                    Housing Revenue,6.80% due 7/1/2008
3,400,000           North Carolina Municipal Power Agency Series A, 6.00% due   Aaa/AAA        3,576,222
                    1/1/2007
2,800,000           North Carolina Municipal Power Agency Series A, 6.00% due   Aaa/AAA        2,948,820
                    1/1/2008
1,865,000           North Carolina Municipal Power Agency 1 Catawba             Aaa/AAA        1,951,648
                    Electrical Revenue, 6.00%due 1/1/2005 (Insured: MBIA)
North Dakota        (0.90%)
2,000,000           Burleigh County Health Care Revenue Refunding Medcenter     Aaa/AAA        1,974,880
                    One Incorporated,5.00% due 5/1/2007 (Insured: MBIA)
2,000,000           Burleigh County Health Care Revenue Refunding Medcenter     Aaa/AAA        1,961,560
                    One Incorporated,5.00% due 5/1/2008 (Insured: MBIA)
910,000             Grand Forks Health Care Systems Revenue Bond Series 1997,   Aaa/AAA        963,262
                    6.25% due8/15/2005 (Altru Health System Project; Insured:
                    MBIA)
1,000,000           North Dakota Building Authority Refunding Revenue Series    Aaa/AAA        1,004,390
                    1993-A, 5.15% due6/1/2000 (Insured: AMBAC)
1,250,000           North Dakota Student Loan Revenue, 5.45% due 7/1/2002       Aaa/AAA        1,267,463
                    (Insured: AMBAC)
Ohio                (4.30%)
1,000,000           Barberton Hospital Facilities Series 1992, 6.65% due        A/NR           1,037,590
                    1/1/2002
2,370,000           Belmont County IDRB Series 1991, 6.50% due 1/1/2000 (May    NR/A+          2,370,000
                    Department StoresCo. Project)
3,700,000           Butler County Hospital Revenue Bonds, 5.15% due 11/1/2017   VMIG1/A-1      3,696,855
                    put 11/1/02(Middletown Regional Hospital Project; LOC:
                    Star Bank)
1,250,000           Cincinnati School District Revenue Anticipation Notes,      NR/A-          1,261,062
                    6.05% due 6/15/2000 (ETM)
1,000,000           Cincinnati School District Revenue Anticipation Notes,      NR/A-          1,032,160
                    6.15% due 6/15/2002 (ETM)
500,000             Cleveland  Waterworks Revenue Series A, 6.125% due          Aa3/AA-        507,500
                    1/1/2008
895,000             Cleveland Certificate of Participation, 7.10% due           A3/A-          909,812
                    7/1/2002 (Motor Vehicle &Community Equipment Project)
1,000,000           Cleveland General Obligation Limited, 5.30% due 9/1/2008    Aaa/AAA        1,013,590
                    (Insured: AMBAC)
2,255,000           Cuyahoga County Hospital Revenue Refunding Series B,        Aa3/AA-        2,353,228
                    6.00% due 1/15/2006(University Hosps Health Systems
                    Project)
40,000              Cuyahoga County Housing Revenue Series, 7.00% due           NR/NR          40,056
                    4/1/2000 (North CoastCommunity Homes Project)
1,000,000           Erie County Hospital Improvement Refunding Revenue          A2/A           1,016,240
                    Series, 6.25% due1/1/2001 (Firelands Community Hospital
                    Project)
2,000,000           Franklin County General Obligation, 6.375% due 12/1/2017    NR/NR          2,102,880
                    pre-refunded12/1/01 @ 102
1,100,000           Hamilton County Hospital Facilities Refunding Revenue       Aa2/NR         1,118,942
                    Series 1992, 6.25%due 1/1/2001 (Episcopal Retirement
                    Homes Project; LOC: Fifth/Third Bank)
2,065,000           Knox County Hospital Facilities Revenue Refunding, 4.50%    NR/AA          1,946,201
                    due 6/1/2006 (KnoxCommunity Hospital Project; Insured:
                    Asset Guaranty)
315,000             Lucas County Convention Center Site Acq Bonds, 6.50% due    A1/NR          346,938
                    12/1/2009
1,300,000           Mahoning Valley District Water Refunding, 5.85% due         Aaa/AAA        1,364,350
                    11/15/2008
770,000             Mahoning Valley District Water Refunding, 5.90% due         Aaa/AAA        810,002
                    11/15/2009
1,500,000           Ohio Air Quality Development Authority, 8.00% due           Aaa/AAA        1,638,420
                    12/1/2013 (ClevelandProject; Insured: FGIC)
5,000,000           Ohio State Capital Facilities Series A, 5.75% due           Aa1/AA+        5,208,900
                    6/15/2010
3,095,000           Ohio Water Development Authority Safe Water Refunding, 0%   Aaa/AAA        2,976,802
                    due 12/1/2000(Insured: MBIA)
545,000             Switzerland Local School District of Monroe County          NR/NR          547,638
                    Revenue AnticipationNotes, 6.25% due 6/15/2000
1,905,000           Warren County Hospital Facilities Improvement and           Aa2/NR         1,945,005
                    Refunding Revenue, 6.80%due 7/1/2001 (Otterbein Home
                    Project; LOC: Fifth/Third Bank)
705,000             Washington County Hospital Facilities Revenue, 6.875% due   Baa1/NR        726,319
                    9/1/2002(Marietta Area Health Project)
Oklahoma            (1.00%)
1,190,000           Broken Arrow Utility Systems and Sales Tax Revenue Series   Aaa/AAA        1,214,264
                    1992-A, 6.00% due5/1/2001 (Insured: FGIC)
720,000             Grand River Dam Authority Revenue, 6.00% due 6/1/2007       Aaa/AAA        763,214
                    (Insured: MBIA) (ETM)
1,210,000           Oklahoma City Municipal Improvement Authority Water &       Aaa/AAA        1,184,529
                    Sewer Revenue SeriesA Refunding, 0% due 7/1/2000
                    (Insured: AMBAC)
2,380,000           Oklahoma State Authority Revenue Refunding Health Systems   Aaa/AAA        2,464,085
                    Obligation GroupSeries A, 5.75% due 8/15/2007
790,000             Pushmataha County Town of Antlers Hospital Authority        NR/NR          828,102
                    Revenue RefundingSeries 1991, 8.75% due 6/1/2003
1,155,000           Tulsa Industrial Development Hospital Revenue, 5.60% due    Aa3/AA         1,181,600
                    2/15/2003 (St.John's Medical Center Project)
750,000             Tulsa Public Facilities Authority Solid Waste Steam &       Aaa/AAA        761,708
                    Electric RevenueRefunding Series 1994, 5.45% due
                    11/1/2004 (Ogden Martin Systems of TulsaProject; Insured:
                    AMBAC)
Oregon              (0.70%)
2,500,000           Clackamas County Hospital Facility Authority Revenue        A1/AA-         2,555,400
                    Bonds, 6.10% due10/1/2001
1,490,000           Clackamas County Oregon Hospital Facility Authority         NR/NR          1,381,305
                    Revenue RefundingSeries A, 5.50% due 9/15/2008
1,325,000           Emerald Peoples Utility District Revenue, 7.20% due         Aaa/AAA        1,439,705
                    11/1/2003 (Insured:FGIC)
300,000             Oregon State General Obligation, 9.00% due 10/1/2000        Aa2/AA         310,827
Pennsylvania        (5.60%)
2,540,000           Blair County Hospital Authority Revenue, 5.375% due         Aaa/AAA        2,569,845
                    7/1/2006 (AltoonaHospital Project; Insured: AMBAC)
3,100,000           Blair County Hospital Authority Revenue, 5.375% due         Aaa/AAA        3,127,590
                    7/1/2007 (AltoonaHospital Project; Insured: AMBAC)
1,000,000           Chester County Utility, 7.00% due 12/15/2011 pre-refunded   Aa2/AA         1,037,120
                    8/01/01
500,000             Clariton School District General Obligation, 0% due         NR/A           435,070
                    11/1/2002
500,000             Delaware County Authority Health Care Revenue, 6.00% due    Aaa/BBB+       520,885
                    11/15/2007 (MercyHealth Corporation Project)
1,250,000           Delaware County Pollution Control Refunding Series A,       Baa2/BBB+      1,235,937
                    5.20% due 4/1/2021(Peco Energy Company Project)
2,030,000           Erie School District General Obligation, 0% due 6/1/2000    NR/NR          1,993,927
                    (ETM)
1,000,000           Erie School District General Obligation, 0% due             NR/NR          961,040
                    12/1/2000  (ETM)
1,000,000           Geisinger Authority Pennsylvania Health Systems Revenue,    Aa2/AA         987,750
                    5.50% due8/15/2009
3,365,000           Harrisburg Authority Commonwealth Lease Revenue Series      Aaa/AAA        3,394,915
                    1991, 6.25% due6/1/2000 (Insured: FSA)
1,300,000           Harrisburg Authority Lease Revenue, 6.50% due 6/1/2004      Aaa/AAA        1,347,983
                    crossover refunded6/1/01 @ 101 (Insured: FSA)
1,455,000           Mc Keesport Area School District General Obligation         NR/A           1,407,596
                    Refunding RevenueSeries 1991, 0% due 10/1/2000
1,680,000           Mc Keesport Area School District General Obligation         NR/A           1,467,833
                    Refunding RevenueSeries 1991, 0% due 10/1/2002
1,000,000           Montgomery County Education & Health Pottstown Healthcare   Aaa/AAA        1,018,900
                    Corporation,5.50% due 1/1/2006 (Insured: FSA)
1,055,000           Montgomery County Education & Health Pottstown Healthcare   Aaa/AAA        1,073,378
                    Corporation,5.50% due 1/1/2007 (Insured: FSA)
1,110,000           Montgomery County Education & Health Pottstown Healthcare   Aaa/AAA        1,126,495
                    Corporation,5.50% due 1/1/2008 (Insured: FSA)
1,500,000           Montgomery County Industrial Development Authority          Baa2/BBB+      1,484,355
                    Pollution ControlRevenue Series A, 5.20% due 10/1/2030
4,295,000           Montgomery County Industrial Development Authority          NR/A+          4,419,168
                    Revenue, 7.50% due1/1/2012
450,000             New Castle Area Hospital Authority Revenue Series A,        Baa1/NR        460,458
                    6.20% due 11/15/2002(St. Francis Hospital Project)
750,000             Northeastern Pennsylvania Hospital & Education Authority    Aaa/AAA        787,523
                    Health CareRevenue, 6.20% due 1/1/2004 (Wyoming Valley
                    Health Care Series A Refunding;Insured: AMBAC)
175,000             Pennsylvania  Higher Educational Facilities Authority,      Aaa/AAA        171,211
                    5.00% due 11/15/2006(Insured: MBIA)
3,000,000           Pennsylvania State Certificates of Participation Series     Aaa/AAA        2,988,780
                    A, 5.40% due7/1/2009 (Insured: AMBAC)
620,000             Pennsylvania State High Education Facilities Authority      Baa3/NR        635,252
                    Revenue, 6.15% due4/1/2004  (ETM)
750,000             Pennsylvania State Higher Educational Facility  Series A,   A3/A           756,428
                    6.00% due1/1/2005 (University Pennsylvania Health
                    Services Project)
2,000,000           Pennsylvania State Refunding & Projects General             Aa3/AA         2,000,000
                    Obligation Series A, 6.50%due 1/1/2000
500,000             Philadelphia Gas Wks Revenue, 5.375% due 8/1/2007           Aaa/AAA        520,250
                    (Insured: FSA)
500,000             Philadelphia Gas Wks Revenue, 5.375% due 8/1/2007           Aaa/AAA        507,810
                    (Insured: FSA)
2,920,000           Philadelphia Parking Authority Airport Parking Revenue      Aaa/AAA        3,000,650
                    Series 1997, 5.50%due 9/1/2004 (Insured: AMBAC)
1,000,000           Philadelphia Pennsylvania Hosps And Higher Education        A1/AA-         995,690
                    Facilities AuthorityRevenue, 5.50% due 5/15/2006
500,000             Southeastern Pennsylvania Transportation Authority, 6.00%   Aa3/AA-        510,320
                    due 6/1/2001(LOC: Canadian Imperial Bank of Commerce)
1,715,000           Southern Chester County Health & Higher Education Series    NR/NR          1,675,263
                    1997-A, 6.10% due6/1/2003
2,825,000           State Public School District Building Authority Reading     Aaa/AAA        2,760,788
                    School DistrictCapital Appreciation Series B, 0% due
                    7/15/2000 (Insured: MBIA)
Puerto Rico         (0.30%)
1,000,000           Puerto Rico Electric Power Revenue Refunding Series         Baa1/BBB+      1,007,990
                    1992-Q, 5.70% due7/1/2000
1,000,000           Puerto Rico Municipal Finance Agency Series A, 5.70% due    Baa1/A-        1,045,490
                    7/1/2003
250,000             Puerto Rico Public Improvement General Obligation, 6.60%    NR/AAA         265,882
                    due 7/1/2004 pre-refunded 7/1/02 @ 101.5
Rhode Island        (0.50%)
2,190,000           Rhode Island Depositors Economic Protection Corp. Series    Aaa/AAA        2,267,329
                    1992-A, 6.10% due8/1/2002 (Insured: FSA)
180,000             Rhode Island Health & Educational Building Corporation      NR/NR          183,368
                    Health FacilitiesRevenue, 8.00% due 7/1/2000 (Steere
                    House Issue Project)  (ETM)
554,000             Rhode Island Industrial Facilities Corporation Series       A1/NR          553,917
                    1991, 5.875% due6/1/2002 (Paramount Cards, Inc. Project;
                    LOC: Bank of Scotland)
1,500,000           Rhode Island Student Loan Authority Student Loan Rev.       A/NR           1,524,135
                    Ref. Series A, 6.55%due 12/1/2000  (ETM)
South Carolina      (0.50%)
1,000,000           Beaufort County Hospital Facilities Revenue Refunding,      Aaa/AAA        1,007,560
                    5.25% due 12/1/2006(Beaufort County Memorial Hospital
                    Project;  Insured: AMBAC)
300,000             Edgefield County School District General Obligation,        Aaa/AAA        322,929
                    8.50% due 2/1/2002(Insured: FSA)
500,000             Florence County Public Facilities Corporation, 7.30% due    Aaa/AAA        507,610
                    3/1/2003pre-refunded 3/1/00 (Law Enforcement Project;
                    Insured: AMBAC)
860,000             Piedmont Municipal Power Agency Electric Revenue, 6.25%     Aaa/AAA        897,143
                    due 1/1/2004(Insured: FGIC)
500,000             South Carolina State Housing Authority Multi Family         NR/NR          500,480
                    Revenue, 7.375% due12/1/2007
915,000             York County School District 4, 7.00% due 3/1/2003           Aaa/AAA        977,559
                    (Insured: FGIC)
South Dakota        (0.50%)
1,135,000           South Dakota Health and Educational Facilities Authority    Aaa/AAA        1,138,201
                    Revenue, 5.00% due9/1/2004 (Rapid City Regional Hospital
                    Project; Insured: MBIA)
1,400,000           South Dakota Health and Educational Facilities Authority    Aaa/AAA        1,419,334
                    Revenue Series1992, 5.40% due 9/1/2001 (Rapid City
                    Regional Hospital Project; Insured:MBIA)
1,250,000           South Dakota Lease Revenue Series 93-B, 8.00% due           Aaa/AAA        1,379,812
                    9/1/2003 (Insured: FSA)
Tennessee           (1.80%)
5,000,000           Chattanooga-Hamilton County Hospital Revenue, 8.81% due     Aaa/AAA        5,450,000
                    5/25/2021 refunded 5/1/01 @ 102 (Erlanger Medical Center
                    Project; Insured: FSA)
1,565,000           Clarksville Natural Gas Corporation Series 1994-A, 7.00%    NR/BBB-        1,602,670
                    due 5/1/2002(Guaranty: Louis Dreyfus Natural Gas)
1,130,000           Clarksville Natural Gas Corporation Series 1994-A, 7.00%    NR/BBB-        1,157,199
                    due 11/1/2002(Guaranty: Louis Dreyfus Natural Gas)
860,000             Copperhill Industrial Development Board, 7.80% due          Baa2/BBB       871,438
                    12/1/2000 (City ServicesCompany Project)
1,230,000           Franklin Industrial Development Multi-Family Refunding      Aaa/AAA        1,234,071
                    Housing Series A,5.75% due 4/1/2010
2,270,000           Humphreys County Tennessee Industrial Revenue Board Solid   A3/NR          2,340,665
                    Waste DisposalRevenue, 6.00% due 12/1/2007
630,000             Metro Government Nashville Tennessee Industrial Refunding   NR/AAA         632,085
                    Multi FamilyHousing, 5.45% due 11/1/2026 put 11/1/06
                    (Insured: FNMA)
1,070,000           Southeast Tax Exempt Mortgage Bond Trust, 7.25% due         /AAA           1,138,309
                    4/1/2017  put 4/1/03(Inv. Agreement: Bayeriche
                    Landesbank)
985,000             Tennessee Housing Development Agency Mortgage Finance       A1/A+          989,974
                    Series A, 5.70% due7/1/2008
Texas               (8.40%)
460,000             Bexar County Health Facilities Development Corporate        NR/NR          464,697
                    Hospital Revenue,7.40% due 5/1/2000  (ETM)
3,300,000           Coppell Independent School District Capital Appreciation    NR/AAA         2,180,640
                    Refunding, 0% due8/15/2007
2,000,000           Corpus Christi Utility Systems Revenue Refunding, 5.50%     Aaa/AAA        2,040,520
                    due 7/15/2005(Insured: FSA) (when issued)
4,070,000           Corpus Christi Utility Systems Revenue Refunding, 5.50%     Aaa/AAA        4,147,656
                    due 7/15/2006(Insured: FSA) (when issued)
2,000,000           Corpus Christi Utility Systems Revenue Refunding, 5.50%     Aaa/AAA        2,026,360
                    due 7/15/2008(Insured: FSA) (when issued)
4,780,000           Corpus Christi Utility Systems Revenue Refunding, 5.50%     Aaa/AAA        4,839,415
                    due 7/15/2009(Insured: FSA) (when issued)
1,065,000           Cypress-Fairbanks Independent School District General       Aaa/AAA        962,813
                    Obligation, 0% due2/1/2002 (Insured: FGIC)
1,300,000           Denison Hospital Authority Hospital Revenue, 5.90% due      NR/BBB-        1,269,866
                    8/15/2007 (TexomaMed Center Incorporated Project)
1,000,000           Denton County General Obligation, 7.75% due 7/15/2002       Aaa/AAA        1,072,340
                    (Insured: MBIA)
2,015,000           Ector County Hospital Revenue, 7.125% due 4/15/2002         A2/A           2,071,480
4,000,000           Harris County Flood Control District L.T.G.O. Series        Aaa/AAA        3,686,720
                    1991-A, 0% due10/1/2001 (Insured: MBIA)
1,000,000           Harris County Health Facilities Dev. Corp. Hospital         A3/NR          1,048,140
                    Revenue, 6.90% due6/1/2002 (Memorial Hospital Systems
                    Project)
4,410,000           Harris County Health Facilities Development Corporation     Aaa/AAA        4,397,343
                    Thermal UtilityRevenue, 5.45% due 2/15/2011 (Insured:
                    AMBAC)
955,000             Harris County Health Facilities Hospital, 6.70% due         A3/NR          965,085
                    6/1/2000 (MemorialHospital Systems Project)
500,000             Harris County Health Facilities School Health Care System   Aa3/NR         525,395
                    Rev., 6.80% due7/1/2004 (Sisters of Charity Project)
740,000             Houston Housing Finance Corp. SFMRB Series A, 5.35% due     Aaa/AAA        742,020
                    6/1/2002 (Insured:FSA)
1,000,000           Houston Water Conveyance Systems Contract Certificates of   Aaa/AAA        1,065,510
                    PartcipationSeries F, 7.20% due 12/15/2002 (Insured:
                    AMBAC)
2,850,000           Humble Independent School District of Harris County         Aaa/AAA        2,835,123
                    Series 1992, 0% due2/15/2000 (Guaranty: PSF)
1,295,000           Irving Flood Control District Section 3 Refunding Capital   Baa1/NR        1,193,006
                    Appreciation, 0%due 9/1/2001
3,765,000           Irving Independent School District Capital Appreciation,    Aaa/AAA        2,893,026
                    0% due 2/15/2005(Guarantee: PSF)
2,000,000           Irving Independent School District Capital Appreciation,    Aaa/AAA        1,804,700
                    0% due 2/15/2002(Guarantee: PSF)
500,000             Irving Independent School District Capital Appreciation,    Aaa/AAA        406,265
                    0% due 2/15/2004(Guarantee: PSF)
2,230,000           Lower Colorado River Authority Jr. Lien Refunding Revenue   Aaa/AAA        2,131,479
                    Series 1992, 0%due 1/1/2001 (Insured: AMBAC)
1,415,000           Midlothian Texas Independent School District Capital        Aaa/NR         912,123
                    AppreciationRefunding, 0% due 2/15/2008
1,200,000           Midlothian Texas Independent School District Capital        Aaa/NR         728,280
                    AppreciationRefunding, 0% due 2/15/2009
1,600,000           Mission Consolidated Independent School, 6.50% due          Aaa/AAA        1,744,880
                    2/15/2008 (Guarantee:PSF)
1,020,000           Montgomery County Certificates Obligation, 6.00% due        Aaa/AAA        1,075,508
                    3/1/2007 (Insured:MBIA)
1,075,000           Montgomery County Certificates Obligation, 6.00% due        Aaa/AAA        1,134,985
                    3/1/2008 (Insured:MBIA)
500,000             North Central Texas Health Facility Development             Aa3/AA-        535,020
                    Corporation Revenue, 6.25%due 5/15/2010
4,600,000           Plano Capital Appreciation Refunding General Obligation,    Aa1/AA+        4,363,008
                    0% due 3/1/2001
8,630,000           Richardson Independent School District Capital              Aaa/AAA        6,631,292
                    Appreciation RefundingSeries A, 0% due 2/15/2005
                    (Guarantee: PSF)
900,000             San Antonio Refunding General Improvement, 6.00% due        Aa2/AA+        955,566
                    8/1/2008
1,000,000           Texarkana Health Facilities Development Corporation         Aaa/AAA        1,032,150
                    Hospital Revenue, 5.75%due 10/1/2008 (Insured: MBIA)
2,300,000           Travis County Health Development Corporation Series A,      Aaa/AAA        2,376,130
                    5.75% due 11/15/2008
2,000,000           Travis County Health Facilities Development Corporation     Aaa/AAA        2,060,760
                    Revenue  Series A,5.75% due 11/15/2009 (Insured: MBIA)
2,020,000           Washington County Health Facilities Development             NR/A           1,934,312
                    Corporation Revenue, 5.35%due 6/1/2009
Utah                (3.20%)
1,000,000           Davis County Solid Waste Management and Recovery Rev.,      Aaa/A          1,035,780
                    5.90% due 6/15/2003 (ETM)
5,055,000           Intermountain Power Agency Power Supply Rev. Series B,      Aaa/AAA        5,128,247
                    5.50% due 7/1/2001(Insured: MBIA)
8,000,000           Intermountain Power Agency Revenue, 0% due 7/1/2000         Aaa/AAA        7,917,680
                    (ETM)
1,105,000           Intermountain Power Agency Utah Power Refunding Series A,   A1/A+          1,108,138
                    5.20% due7/1/2006
1,525,000           Intermountain Power Agency Utah Power Supply Revenue        Aaa/AAA        1,149,255
                    Series B, 0% due7/1/2005 (Insured: BIG)
2,405,000           Ogden Neighborhood Development Agency Tax Increment         A2/NR          1,678,979
                    Revenue Series A, 0%due 12/30/2005 (LOC: Sumitomo Bank)
100,000             Ogden Neighborhood Development Agency Utah Tax Increment    A2/NR          94,913
                    Revenue Series A,0% due 12/30/2000 (25th Street Project:
                    LOC: Sumitomo Bank)
600,000             Salt Lake City Municipal Building Authority Lease Revenue   Aa3/A+         613,674
                    Series A, 5.75%due 10/15/2008
3,250,000           Salt Lake County Municipal Building, 5.25% due 10/1/2008    Aa3/AA         3,271,255
1,500,000           Salt Lake County Municipal Building, 5.50% due 10/1/2009    Aa3/AA         1,530,840
900,000             Utah Housing Finance Agency Refunding Single Family         Aa/AA          908,964
                    Mortgage, 5.35% due7/1/2003
2,000,000           Weber County Housing Authority MFHR Series 1991, 6.50%      Aaa/AAA        2,057,060
                    due 11/1/2018  put11/1/01 (Cherry Creek Apartment
                    Project; LOC: First Security Bank of Utah,Insured: FGIC)
Virginia            (1.30%)
495,000             Hampton General Obligation Refunding Bond, 5.85% due        Aa3/AA         496,114
                    3/1/2007
3,000,000           Hampton Redevelopment Housing Authority Multi Family        Baa2/NR        3,148,050
                    Housing RefundingSeries 1994, 7.00% due 7/1/2024  put
                    7/1/04 (Chase Hampton ApartmentsProject)
1,755,000           Henrico County IDA Public Facility Lease Revenue, 6.50%     Aa2/AA         1,779,342
                    due 8/1/2000(Henrico County Regional Jail Project)
3,000,000           Suffolk Redevelopment Housing Authority MFHR, 7.00% due     Baa2/NR        3,148,050
                    7/1/2024  put7/1/04 (Chase Heritage @ Dulles Project)
1,960,000           Virginia Housing Development Authority Series C-8, 5.70%    Aa1/AA+        1,992,242
                    due 7/1/2003
255,000             Virginia Housing Development Authority Series D-4, 5.00%    Aa1/AA+        255,836
                    due 7/1/2000
Washington          (2.90%)
1,125,000           Chelan County PUD 1 Consolidated System Revenue 1992,       Aa2/AA         1,133,257
                    5.75% due 7/1/2000
795,000             Grant County PUD 2 Priest Rapids Hydroelectric, 6.00% due   Aaa/AAA        810,216
                    1/1/2003(Insured: AMBAC)
950,000             Grant County PUD 2 Priest Rapids Hydroelectric, 6.00% due   Aaa/AAA        997,225
                    1/1/2006(Insured: AMBAC)
500,000             Jefferson County Public Hospital District 2, 7.50% due      Aaa/AAA        548,120
                    12/1/2003 (Insured:FGIC)
1,730,000           King County School District Number 411 Refunding Series     Aa3/AA-        1,850,270
                    B, 6.25% due6/1/2008
725,000             Spokane County School District 363 Unlimited Tax G.O.       A2/NR          732,409
                    Refunding Series1992, 5.40% due 12/1/2000
550,000             Tacoma Conservation Systems Project Revenue, 6.20% due      Aa1/AA-        577,940
                    1/1/2006 (TacomaPublic Utilities)
150,000             Washington Certificates of Participation State Equipment    Aa3/A+         151,820
                    Series A, 6.50%due 10/1/2001
500,000             Washington Health Care Facilities Authority Rev., 6.20%     NR/AA-         509,910
                    due 2/15/2001(Sacred Heart Medical Center, Spokane
                    Project)
3,500,000           Washington Public Power Supply System Project 1 Ref.        Aa1/AA-        3,544,870
                    Rev., 5.30% due7/1/2002
2,000,000           Washington Public Power Supply System Project 1 Ref.        Aa1/AA-        2,080,640
                    Rev., 6.50% due7/1/2002
250,000             Washington Public Power Supply System Project 2 Ref.        Aa1/AA-        261,270
                    Rev., 7.50% due7/1/2002
2,000,000           Washington Public Power Supply System Project 2 Ref.        Aa1/AA-        2,101,340
                    Rev., 7.50% due7/1/2003  pre-refunded 1/1/01 @ 102
1,140,000           Washington Public Power Supply System Project 3 Ref.        Aa1/AA-        715,840
                    Rev., 0% due 7/1/2008
1,655,000           Washington Public Power Supply System Series 96-A, 6.00%    Aaa/AAA        1,739,339
                    due 7/1/2006(Insured: MBIA)
1,000,000           Washington Public Power Supply System Series B, 7.25% due   Aa1/AA-        1,014,590
                    7/1/2000
1,700,000           Washington Public Power Supply System Series B Refunding,   Aa1/AA-        1,737,264
                    7.15% due7/1/2001
1,040,000           Washington Public Power Supply System Series G Project 1    Aa1/AA-        1,062,797
                    Rev., 7.15% due7/1/2001
830,000             Washington Public Power Supply Systems Nuclear  Revenue     Aa1/AA-        521,182
                    Refunding Series B,0% due 7/1/2008 (Project Number 3)
1,500,000           Washington State Health Care Facilities Providence          Aaa/AAA        1,518,330
                    Services, 5.50% due12/1/2009
750,000             Washington State Public Power Supply Refunding Series B,    Aa1/AA-        758,137
                    5.70% due 7/1/2010
West Virginia       (1.30%)
745,000             Harrison County Nursing Facility Revenue Refunding,         NR/NR          671,834
                    5.625% due 9/1/2010(Salem Health Care Corporation
                    Project; LOC: Fleet Bank)
474,743             Marion County SFMR Series 1992, 7.75% due 7/10/2011         NR/NR          484,845
5,000,000           West Virginia Parkway Economic Development Tourism          Aaa/AAA        5,000,800
                    Authority Series 1993,2.15% due 5/15/2001 (Insured: FGIC)
                    (Inverse Floater)
2,500,000           West Virginia Parkway Economic Development Tourism          Aaa/AAA        2,503,150
                    Authority Series 1993,2.25% due 5/15/2002 (Insured: FGIC)
                    (Inverse Floater)
2,000,000           West Virginia Statewide Commission Lottery Revenue Series   Aaa/AAA        2,055,300
                    1997-A, 5.50% due7/1/2005 (Insured: MBIA)
Wisconsin           (0.70%)
255,000             Cady Small Business Pollution Control Revenue Refunding     NR/NR          255,122
                    Series 1992, 6.20%due 4/1/2000 (Summit Cheese Project;
                    Guaranteed: SBA)
1,290,000           Merrill Area Common Public School Refunding, 6.50% due      Aaa/AAA        1,387,279
                    4/1/2006 (Insured:FSA)
800,000             Wisconsin Health & Educational Facilities Authority,        Aaa/AAA        832,080
                    5.90% due 8/15/2005(Wheaton Francisan Services Inc.
                    Project; Insured: MBIA)
1,500,000           Wisconsin Health & Educational Facilities Authority         Aaa/AAA        1,520,745
                    Series 1992, 5.50% due8/15/2001 (Wheaton Francisan
                    Services Inc. Project; Insured: MBIA)
715,000             Wisconsin Health And Educational Facilities Authority       Aaa/AAA        717,917
                    Revenue, 5.25% due12/15/2006 (United Health Group
                    Incorporated; Insured: AMBAC)
755,000             Wisconsin Health And Educational Facilities Authority       Aaa/AAA        755,031
                    Revenue, 5.25% due12/15/2007 (United Health Group
                    Incorporated; Insured: AMBAC)
Municipal Trust     (1.00%)
Certificates
3,000,000           Clipper Caraval Tax Exempt Certificate Series 1998, 4.50%   Aaa/AAA        2,984,760
                    due 10/6/2005(Insured: AMBAC)
5,600,000           Municipal Tax Exempt Trust Certificate Class A1 To A5,      NR/AAA         5,404,000
                    4.60% due 8/6/2008

                    TOTAL INVESTMENTS  (100%) (Cost $852,643,782)                          $ 854,626,034

* Indicates rating on other debt issued by the same issuer, rather than on the security held by the Fund. Thesesecurities are deemed by the Advisor to be comparable with those of issuers having debt ratings in the 4 highestgrades by Moody's or S&P.

+                    Credit ratings are unaudited.
                    See notes to financial statements.
